AMERICAN AADVANTAGE MILEAGE FUNDS
                              Balanced Mileage Fund
                          Large Cap Value Mileage Fund
                          Small Cap Value Mileage Fund
                        International Equity Mileage Fund
                           S&P 500 Index Mileage Fund
                         Intermediate Bond Mileage Fund
                          Short-Term Bond Mileage Fund

                       4333 Amon Carter Boulevard, MD 5645
                              Fort Worth, TX 76155

                                January 11, 2002

Dear Shareholder:

      You are being asked to approve a reorganization of the above-referenced funds (the "Mileage Funds"), each of which is a separate series of the American AAdvantage Mileage Funds (the "Mileage Trust"), into the PlanAhead Class shares of each corresponding series (the "AAdvantage Funds") within the American AAdvantage Funds. As a shareholder of one or more Mileage Funds, please review the enclosed Combined Proxy Statement and Prospectus and vote your shares. THE BOARD OF TRUSTEES OF THE MILEAGE FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

      Each Mileage Fund is a "feeder" fund in a "master-feeder" structure. As such, the assets of your Mileage Fund are invested in a "master" fund that has the same investment objective as that Mileage Fund and purchases securities for investment. In particular, each Mileage Fund invests in a corresponding series of the AMR Investment Services Trust, except that the S&P 500 Index Mileage Fund invests in the State Street Equity 500 Index Portfolio. Each AAdvantage Fund is also a "feeder" fund that invests in these same "master" funds. As a result, each Mileage Fund and its corresponding AAdvantage Fund ultimately invest in the same portfolio of securities.

      You are being asked to approve an Agreement and Plan of Reorganization and Termination ("Plan") between each Mileage Fund and its corresponding AAdvantage Fund. If the Plan is approved with respect to your Mileage Fund, you will become a PlanAhead Class shareholder of the corresponding AAdvantage Fund that has identical investment objectives and policies as your Mileage Fund. Following the reorganizations, the master-feeder structure will be discontinued for each AAdvantage Fund (except the International Equity Fund and the S&P 500 Index
Fund). Accordingly, rather than investing all of its assets in a corresponding "master" fund, each AAdvantage Fund will invest its assets directly in the same portfolio of securities. You will receive PlanAhead Class shares with a net asset value equal to your Mileage Fund shares. The reorganizations would look like this:

                Current                                                    Reorganization*
                -------                                                    ---------------
---------------        -----------------                 ---------------                         -----------------
 Mileage Fund           AAdvantage Fund                   Mileage Fund                            AAdvantage Fund
 Shareholders           PlanAhead Class                   Shareholders    --------------------->  PlanAhead Class
---------------         Shareholders                     ---------------   Become...              Shareholders
     |                 -----------------                                                         ----------------
     |                        |                                                                         |
     | Buy Shares In          | Buy Shares In                                                           | Buy Shares In
---------------        -----------------                 ---------------                          -----------------
 Mileage Fund           AAdvantage Fund                   Mileage Fund    --------------------->   AAdvantage Fund
---------------         PlanAhead Class                  ---------------   Reorganizes into ...    PlanAhead Class
  Invests In           -----------------                                                          -----------------
     |                    Invests In                                                                    |
     |                        |                                                                         | Invests In
    ------------------------------------                                                                |
                Master Fund                                                                       -----------------
    ------------------------------------                                                             Securities
                     |                                                                            -----------------
                     |   Invests In
                     |                                          * After the reorganizations, the International Equity
    ------------------------------------                        and S&P 500 Index Funds will continue to operate in a
                Securities                                      master-feeder structure
    ------------------------------------

      Each reorganization will be tax-free. The costs of each reorganization will be divided equally between the participating Mileage Fund and the AAdvantage Fund. If the Plan is not approved by any Mileage Fund, that Mileage Fund will cease operations and be liquidated.

      Your investment will no longer accrue frequent flyer miles under the American Airlines AAdvantage(R) program if the Plan is approved with respect to a Mileage Fund. However, all AAdvantage miles earned prior to the reorganizations will remain in your AAdvantage account until you redeem them (subject to the rules of the AAdvantage program). In addition, after the reorganizations, we anticipate that the expenses associated with your investment will remain the same or decline due to economies of scale associated with becoming a shareholder of an AAdvantage Fund, each of which has a much larger asset base than its corresponding Mileage Fund. The enclosed Combined Proxy Statement and Prospectus explains the proposed reorganizations in greater detail.

      YOUR VOTE IS IMPORTANT TO US. We urge you to vote by telephone, Internet, or by completing and returning the enclosed proxy card(s) promptly. A postage-paid return envelope is enclosed, if you choose to mail your card(s). Your prompt response will help eliminate the cost of further proxy solicitations. Should you have any questions regarding the proposal, please do not hesitate to contact us.

                                          Sincerely yours,


                                          /s/ William F. Quinn
                                          ---------------------------------
                                          William F. Quinn
                                          President
                                          American AAdvantage Funds
                                          American AAdvantage Mileage Funds

                        AMERICAN AADVANTAGE MILEAGE FUNDS
                              Balanced Mileage Fund
                          Large Cap Value Mileage Fund
                          Small Cap Value Mileage Fund
                        International Equity Mileage Fund
                           S&P 500 Index Mileage Fund
                         Intermediate Bond Mileage Fund
                          Short-Term Bond Mileage Fund

                       4333 Amon Carter Boulevard, MD 5645
                              Fort Worth, TX 76155

                                -----------------

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                                FEBRUARY 13, 2002

                                -----------------


To the Shareholders:

      NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders ("Meeting") of each of the above-listed funds ("Mileage Funds"), each a series of the American AAdvantage Mileage Funds ("Mileage Trust"), will be held on Wednesday, February 13, 2002, at 1:00 p.m. Central Time, at the offices of AMR Investment Services, Inc., 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, Room 6E1A-88, for the purposes set forth below.

      1. To approve or disapprove the Agreement and Plan of Reorganization and Termination between the Mileage Trust, on behalf of the Mileage Funds, and the American AAdvantage Funds, on behalf of its Balanced Fund, Large Cap Value Fund, Small Cap Value Fund, International
            Equity Fund, S&P 500 Index Fund, Intermediate Bond Fund, and Short-Term Bond Fund.

      2. To transact such other business as may properly come before the Meeting or any adjournments thereof.

      You will be entitled to vote at the Meeting and any adjournments thereof if you owned shares of a Mileage Fund at the close of business on December 31, 2001. If you owned shares of more than one Mileage Fund, you may receive more than one proxy card. Please be certain to vote each proxy card you receive. If you attend the Meeting, you may vote your shares in person. You may revoke your proxy at any time before it is exercised (1) by the subsequent execution and submission of a revised proxy, (2) by giving written notice of revocation to the Mileage Trust at any time before the proxy is exercised, or (3) by voting in person at the Meeting.

                                          By Order of the Board of Trustees,


                                          Robert J. Zutz
                                          Secretary
January 11, 2002

-------------------------------------------------------------------------------

                             YOUR VOTE IS IMPORTANT
                      NO MATTER HOW MANY SHARES YOU OWN.


      Whether or not you plan to attend the Meeting, we ask that you please promptly vote by following the instructions on the enclosed proxy card(s). If you sign, date and return the proxy card(s) but give no voting instructions, your shares will be voted "FOR" the proposal noticed above. In order to avoid additional expense to the Mileage Funds for further solicitation, management requests your cooperation in voting promptly. As an alternative to mailing your paper proxy card(s) to us to vote, you may vote by telephone or via the Internet. To vote in this manner, please refer to the enclosed proxy card(s) for the toll-free telephone number and the Internet address. Unless proxies are signed by the appropriate persons, they will not be voted.

      If we do not receive your vote promptly, we may contact you.
-------------------------------------------------------------------------------

                               PROXY STATEMENT FOR
                        AMERICAN AADVANTAGE MILEAGE FUNDS
                              Balanced Mileage Fund
                          Large Cap Value Mileage Fund
                          Small Cap Value Mileage Fund
                        International Equity Mileage Fund
                           S&P 500 Index Mileage Fund
                         Intermediate Bond Mileage Fund
                          Short-Term Bond Mileage Fund
                         (collectively, "Mileage Funds")


                                 PROSPECTUS FOR
                            AMERICAN AADVANTAGE FUNDS
                                  Balanced Fund
                              Large Cap Value Fund
                              Small Cap Value Fund
                            International Equity Fund
                               S&P 500 Index Fund
                             Intermediate Bond Fund
                              Short-Term Bond Fund
                       (collectively, "AAdvantage Funds")


                       4333 Amon Carter Boulevard, MD 5645
                              Fort Worth, TX 76155
                                  800-388-3344

                                -----------------

                   COMBINED PROXY STATEMENT AND PROSPECTUS


                                JANUARY 11, 2002

      This Combined Proxy Statement and Prospectus ("Proxy Statement") describes the proposed Agreement and Plan of Reorganization and Termination ("Plan") pursuant to which you would receive PlanAhead Class shares of a corresponding AAdvantage Fund in exchange for the Mileage Fund shares you currently own. Because the Mileage Funds and AAdvantage Funds operate under a master-feeder structure, in which each pair of funds invests in the same corresponding master fund, the nature of your investment would remain the same. However, if the Plan is approved by shareholders, as of March 1, 2002, the master-feeder structure will be discontinued and the AAdvantage Funds (except for the International Equity and S&P 500 Index Funds) will invest directly in the same portfolio of securities. The Mileage Funds and the AAdvantage Funds are collectively referred to herein as the "Funds."

      Shareholders of each Mileage Fund will vote separately on whether to approve the Plan on behalf of that Mileage Fund. For each Mileage Fund where the Plan is approved, its corresponding AAdvantage Fund will acquire the assets and assume the liabilities of that Mileage Fund in exchange for that AAdvantage Fund's PlanAhead Class shares, which that Mileage Fund then will distribute PRO RATA to its shareholders in complete liquidation thereof (each such series of transactions between a Mileage Fund and its corresponding AAdvantage Fund are referred to as a "Reorganization"). Under the Plan, each shareholder of a Mileage Fund would become the owner of AAdvantage Fund PlanAhead Class shares having a total net asset value equal to the shareholder's holdings in that Mileage Fund on the day the Reorganization is consummated.

      This Proxy Statement constitutes a proxy statement for each Mileage Fund for the meeting of its shareholders and the AAdvantage Funds' Prospectus for its PlanAhead Class shares that have been registered with the Securities and Exchange Commission ("SEC") and are to be issued in connection with each Reorganization. It sets forth information that a Mileage Fund shareholder should know before voting on the Plan. This Proxy Statement should be read carefully and retained for future reference. A Statement of Additional Information ("SAI") dated January 11, 2002, is incorporated herein by this reference. The SAI is available without charge by contacting the Mileage Funds at the telephone number or address listed above.

      A copy of the current prospectus of the Mileage Funds, dated March 1, 2001 and supplemented August 29, 2001, October 9, 2001, October 17, 2001, October 31, 2001, and November 26, 2001, and a copy of the current prospectus of the PlanAhead Class shares of the AAdvantage Funds, also dated March 1, 2001 and supplemented August 29, 2001, October 9, 2001, and October 17, 2001, are incorporated by reference into (and are legally a part of) this Proxy Statement. The SAI of the Mileage Funds, dated March 1, 2001 and supplemented August 29, 2001 and September 6, 2001, and the SAI of the AAdvantage Funds, also dated March 1, 2001 and supplemented July 18, 2001, August 29, 2001, and September 6, 2001, are on file with the SEC and are also incorporated by reference into this Proxy Statement. The Annual Reports to Shareholders of the Mileage Funds and of the AAdvantage Funds, both dated October 31, 2001, are on file with the SEC and are incorporated by reference into this Proxy Statement. The Semi-Annual and Annual Reports to Shareholders of the S&P 500 Index Mileage Fund, dated June 30, 2001 and December 31, 2000, respectively, and the AAdvantage S&P 500 Index Fund, dated June 30, 2001 and December 31, 2000, respectively, also are on file with the SEC and are incorporated by reference into this Proxy Statement. These documents are available without charge by calling or writing the Funds at the telephone number and address listed above. The SEC maintains a website at http://www.sec.gov that contains these documents and other information about the Funds.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


PROPOSAL:  To Approve or Disapprove the Agreement and Plan of Reorganization
           and Termination
SUMMARY
      About the Proposed Reorganizations
      Comparative Fee Table
      Expense Example
COMPARISON OF THE FUNDS
      Overview
      Comparison of Investment Objectives, Strategies and Risks
      Investment Advisory Services
      Purchasing, Redeeming and Exchanging Shares
      Dividends and Other Distributions
      Taxes
      American Airlines AAdvantage Miles
      Performance
INFORMATION ABOUT THE REORGANIZATIONS
      Terms of the Reorganizations
      Reasons for the Reorganizations
      Description of the Securities to be Issued
      Federal Income Tax Considerations
      Required Vote
CAPITALIZATION
LEGAL MATTERS
INFORMATION FILED WITH SECURITIES AND EXCHANGE COMMISSION
EXPERTS
OTHER INFORMATION
VOTING INFORMATION
APPENDIX A: Form of Agreement and Plan of Reorganization and Termination APPENDIX B: Management's Discussion and Analysis of Performance
APPENDIX C: Financial Highlights
APPENDIX D: Shareholders Who Beneficially Own 5% or More of the Mileage Funds

      PROPOSAL:   TO  APPROVE  OR   DISAPPROVE   THE   AGREEMENT   AND  PLAN  OF
REORGANIZATION AND TERMINATION.

                                     SUMMARY

      The following is a summary of certain information relating to the proposed Reorganization between each Mileage Fund and its corresponding AAdvantage Fund. As discussed more fully below, the Board of Trustees of the Mileage Funds ("Mileage Trust Board" or "Board") believes that the Reorganization will benefit each Mileage Fund's shareholders.

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement, the SAI dated January 11, 2002, the prospectus and SAI of the Mileage Funds dated March 1, 2001, as supplemented, the prospectus and SAI of the PlanAhead Class of the AAdvantage Funds, also dated March 1, 2001, as supplemented, the most recent Annual Reports to Shareholders of the Mileage Funds and of the PlanAhead Class of the AAdvantage Funds both dated October 31, 2001, the most recent Semi-Annual and Annual Reports to Shareholders of the S&P 500 Index Mileage Fund, dated June 30, 2001 and December 31, 2000, respectively, the most recent Semi-Annual and Annual Reports to Shareholders of the AAdvantage S&P 500 Index Fund, dated June 30, 2001 and December 31, 2000, respectively, and the Plan, the form of which is attached to this Proxy Statement as Appendix A. The prospectus for the PlanAhead Class of the AAdvantage Funds is also provided with this Proxy Statement.

ABOUT THE PROPOSED REORGANIZATIONS

      The Board considered and approved the proposed Plan at a meeting held on November 16, 2001, subject to shareholder approval. The Plan provides that each AAdvantage Fund will acquire all of the assets, and will assume all of the liabilities, of its corresponding Mileage Fund in exchange solely for PlanAhead Class shares of that AAdvantage Fund at their net asset value ("NAV"). Each Mileage Fund then will distribute those PlanAhead Class shares to its shareholders. As a result, each Mileage Fund shareholder will receive PRO RATA full and fractional PlanAhead Class shares of the corresponding AAdvantage Fund. Each shareholder will receive shares in an aggregate value equal to the NAV of his or her Mileage Fund shares as of the date the Reorganization is consummated. The proposed Reorganizations will occur as of the close of business on March 1, 2002, or another date agreed to by the Funds ("Closing Date"). Following each Reorganization, the participating Mileage Fund will be liquidated as soon as is reasonably practicable. For any Mileage Fund whose shareholders do not approve the Plan, that Mileage Fund will no longer conduct operations and will be liquidated as soon as practicable. Costs of each Reorganization will be divided equally between the participating Mileage Fund and AAdvantage Fund.

      The Mileage Funds will receive an opinion of Kirkpatrick & Lockhart LLP to the effect that each Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither a Mileage Fund nor any of its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of a Reorganization. If a Mileage Fund sells portfolio holdings prior to the Closing Date, it may recognize net gains or losses. Any such net recognized gains would increase the amount of any distribution made to shareholders of that Mileage Fund prior to the Closing Date.

      For the reasons set forth below under "Reasons for the Reorganization," the Board (including the Trustees who are not "interested persons" ("Independent Trustees"), as that term is defined in the Investment Company Act of 1940 as amended ("1940 Act"), of the Funds) has determined that the Reorganizations are in the best interests of the Mileage Funds, that the terms of the Plan are fair and reasonable and that the interests of the Mileage Funds' shareholders will not be diluted as a result of the Reorganization. The Board of Trustees of the

AAdvantage Funds ("AAdvantage Trust Board") (including the Independent Trustees) has made similar determinations regarding the AAdvantage Funds. ACCORDINGLY, THE MILEAGE TRUST BOARD RECOMMENDS APPROVAL OF THE PLAN.

COMPARATIVE FEE TABLE

      The Mileage Funds, like all mutual funds, incur certain expenses in their operations and, as a shareholder of the Mileage Funds, you pay these expenses indirectly. The AAdvantage Funds also incur expenses in their operations. Such expenses include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison services and distribution services, and other activities.

      The tables below compare: (1) annual operating expenses for the Mileage Funds for the fiscal year ended October 31, 2001; (2) annual operating expenses for the PlanAhead Class shares of those corresponding AAdvantage Funds for the fiscal year ended October 31, 2001; and (3) estimated PRO FORMA expenses for the PlanAhead Class shares of those AAdvantage Funds assuming the proposed Reorganization is approved and effected. These expenses, where applicable, reflect the expenses of the corresponding "master" portfolio of the AMR Investment Services Trust ("AMR Trust") for the applicable Mileage Fund and AAdvantage Fund. The tables for the S&P 500 Index Mileage Fund and the AAdvantage S&P 500 Index Fund ("S&P 500 Index Funds") compare annual operating expenses for the fiscal year ended December 31, 2000. These expenses also reflect the expenses of the State Street Equity 500 Index Portfolio, the "master" fund for the S&P 500 Index Funds. It is anticipated that the annual operating expenses for the fiscal year ended December 31, 2001 will be substantially the same as the expense reflected in the tables for the S&P 500 Index Funds.

      The tables indicate that, assuming approval of the proposed Reorganization, the combined Total Annual Fund Operating Expenses of the AAdvantage Funds are expected to be less than or equal to those of each Mileage Fund.

                               MILEAGE          AADVANTAGE           COMBINED
                              BALANCED       BALANCED FUND -       BALANCED FUND
                                FUND         PLANAHEAD CLASS         PRO FORMA

Management Fee                   0.30%             0.30%                0.30%
Distribution (12b-1) Fee         0.25              0.00                 0.00
Other Expenses                   1.81              0.62                 0.61
                                 ----              ----                 ----
Total Annual Fund
     Operating Expenses          2.11              0.92                 0.91
                                 ----              ----                 ----
Fee Waiver and/or Expense
     Reimbursement*              0.86              0.00                 0.00
                                 ----              ----                 ----
Net Expenses                     1.25              0.92                 0.91
                                 ====              ====                 ====

* THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES AND TO REIMBURSE THE MILEAGE FUND FOR OTHER EXPENSES THROUGH FEBRUARY 28, 2002 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.25%.

                                                   AADVANTAGE          COMBINED
                                 MILEAGE           LARGE CAP          LARGE CAP
                                LARGE CAP         VALUE FUND -        VALUE FUND
                                VALUE FUND      PLANAHEAD CLASS       PRO FORMA

Management Fee                      0.30%             0.30%              0.30%
Distribution (12b-1) Fee            0.25              0.00               0.00
Other Expenses                      1.20              0.62               0.60
                                    ----              ----               ----
Total Annual Fund
     Operating Expenses             1.75              0.92               0.90
                                    ----              ----               ----
Fee Waiver and/or Expense
     Reimbursement*                 0.50              0.00               0.00
                                    ----              ----               ----
Net Expenses                        1.25              0.92               0.90
                                    ====              ====               ====

* THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES AND TO REIMBURSE THE MILEAGE FUND FOR OTHER EXPENSES THROUGH FEBRUARY 28, 2002 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.25%.

                                                   AADVANTAGE         COMBINED
                                 MILEAGE            SMALL CAP         SMALL CAP
                                SMALL CAP         VALUE FUND -       VALUE FUND
                                VALUE FUND       PLANAHEAD CLASS      PRO FORMA

Management Fee                     0.62%              0.62%              0.62%
Distribution (12b-1) Fee           0.25               0.00               0.00
Other Expenses                     5.02               0.58               0.58
                                   ----               ----               ----
Total Annual Fund
     Operating Expenses            5.89               1.20               1.20
                                   ----               ----               ----
Fee Waiver and/or Expense
     Reimbursement*                4.40               0.00               0.00
                                   ----               ----               ----
Net Expenses                       1.49               1.20               1.20
                                   ====               ====               ====

* THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES AND TO REIMBURSE THE MILEAGE FUND FOR OTHER EXPENSES THROUGH FEBRUARY 28, 2002 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.49%.

                                                   AADVANTAGE         COMBINED
                                 MILEAGE         INTERNATIONAL     INTERNATIONAL
                              INTERNATIONAL      EQUITY FUND -      EQUITY FUND
                               EQUITY FUND      PLANAHEAD CLASS      PRO FORMA

Management Fee                     0.38%              0.38%              0.38%
Distribution (12b-1) Fee           0.25               0.00               0.00
Other Expenses                     1.45               0.66               0.66
                                   ----               ----               ----
Total Annual Fund
     Operating Expenses            2.08               1.04               1.04
                                   ----               ----               ----
Fee Waiver and/or Expense
     Reimbursement                 0.59               0.00               0.00
                                   ----               ----               ----
Net Expenses                       1.49               1.04               1.04
                                   ====               ====               ====

* THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES AND TO REIMBURSE THE MILEAGE FUND FOR OTHER EXPENSES THROUGH FEBRUARY 28, 2002 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.49%.

                                                   AADVANTAGE         COMBINED
                                MILEAGE          S&P 500 INDEX     S&P 500 INDEX
                             S&P 500 INDEX           FUND-              FUND
                                 FUND           PLANAHEAD CLASS       PRO FORMA

Management Fee                  0.045%              0.045%             0.045%
Distribution (12b-1) Fee        0.250               0.000              0.000
Other Expenses                  1.545               0.645              0.645
                                -----               -----              -----
Total Annual Fund
     Operating Expenses         1.840               0.690              0.690
                                -----               -----              -----
Fee Waiver and/or Expense
     Reimbursement*             0.290               0.140              0.140
                                -----               -----              -----
Net Expenses                    0.550               0.550              0.550
                                =====               =====              =====

* THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES AND TO REIMBURSE THE FUNDS FOR OTHER EXPENSES THROUGH FEBRUARY 28, 2002 FOR THE MILEAGE FUND AND DECEMBER 31, 2002 FOR THE AADVANTAGE FUND TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 0.55%.

                                                 AADVANTAGE           COMBINED
                                MILEAGE         INTERMEDIATE        INTERMEDIATE
                             INTERMEDIATE       BOND FUND -           BOND FUND
                               BOND FUND      PLANAHEAD CLASS         PRO FORMA

Management Fee                   0.25%             0.25%                0.25%
Distribution (12b-1) Fee         0.25              0.00                 0.00
Other Expenses                  10.73              0.59                 0.59
                                -----              ----                 ----
Total Annual Fund
     Operating Expenses         11.23              0.84                 0.84
                                -----              ----                 ----
Fee Waiver and/or Expense
     Reimbursement*             10.34              0.00                 0.00
                                -----              ----                 ----
Net Expenses                     0.89              0.84                 0.84
                                 ====              ====                 ====

* THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES AND TO REIMBURSE THE MILEAGE FUND FOR OTHER EXPENSES THROUGH FEBRUARY 28, 2002 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 0.89%.

                                                 AADVANTAGE           COMBINED
                                MILEAGE          SHORT-TERM          SHORT-TERM
                               SHORT-TERM       BOND FUND -           BOND FUND
                               BOND FUND      PLANAHEAD CLASS         PRO FORMA

Management Fee                   0.25%             0.25%                0.25%
Distribution (12b-1) Fee         0.25              0.00                 0.00
Other Expenses                   1.90              0.56                 0.56
                                 ----              ----                 ----
Total Annual Fund
     Operating Expenses          2.40              0.81                 0.81
                                 ----              ----                 ----
Fee Waiver and/or Expense
     Reimbursement*              1.55              0.00                 0.00
                                 ----              ----                 ----
Net Expenses                     0.85              0.81                 0.81
                                 ====              ====                 ====

* THE MANAGER HAS CONTRACTUALLY AGREED TO WAIVE DISTRIBUTION FEES AND TO REIMBURSE THE MILEAGE FUND FOR OTHER EXPENSES THROUGH FEBRUARY 28, 2002 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 0.85%.

EXPENSE EXAMPLE

      The Examples below are intended to help you compare the costs of investing in the Mileage Funds whose shares you currently own with the cost of investing in the PlanAhead Class of the corresponding AAdvantage Funds, both before and after each Reorganization, if approved. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investments each have a 5% return each year and that each Fund's operating expenses remain the same. Because the expense reimbursements for the Mileage Funds are only guaranteed through February 28, 2002, Net Expenses are used to calculate costs in year one, and Total Annual Operating Expenses are used to calculate costs in years two through ten. Although your actual returns and cost may be higher or lower, based on these assumptions, your costs would be:


                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                            ------   -------   -------  --------
Balanced Mileage.........................    $127     $578     $1,055    $2,373
AAdvantage Balanced - PlanAhead Class....    $94      $293      $509     $1,131
PRO FORMA Balanced.......................    $93      $290      $504     $1,120


                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                            ------   -------   -------  --------
Large Cap Value Mileage..................    $127     $502      $902     $2,021
AAdvantage Large Cap Value - PlanAhead
  Class..................................    $94      $293      $509     $1,131
PRO FORMA Large Cap Value................    $92      $287      $498     $1,108


                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                            ------   -------   -------  --------
Small Cap Value Mileage..................    $152    $1,360    $2,547    $5,424
AAdvantage Small Cap Value - PlanAhead
  Class..................................    $122     $381      $660     $1,455
PRO FORMA Small Cap Value................    $122     $381      $660     $1,455


                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                            ------   -------   -------  --------
International Equity Mileage.............    $152     $595     $1,064    $2,364
AAdvantage International Equity -
  PlanAhead Class........................    $106     $331      $574     $1,271
PRO FORMA International Equity...........    $106     $331      $574     $1,271


                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                            ------   -------   -------  --------
S&P 500 Index Mileage....................    $56      $453      $875     $2,053
AAdvantage S&P 500 Index - PlanAhead Class   $56      $207      $370      $845
PRO FORMA S&P 500 Index..................    $56      $207      $370      $845


                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                            ------   -------   -------  --------
Intermediate Bond Mileage................    $91     $2,286    $4,216    $8,082
AAdvantage Intermediate Bond - PlanAhead
  Class..................................    $86      $268      $466     $1,037
PRO FORMA Intermediate Bond..............    $86      $268      $466     $1,037

                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                            ------   -------   -------  --------
Short-Term Bond Mileage..................    $87      $600     $1,140    $2,618
AAdvantage Short-Term Bond - PlanAhead
  Class..................................    $83      $259      $450     $1,002
PRO FORMA Short-Term Bond................    $83      $259      $450     $1,002


                             COMPARISON OF THE FUNDS

OVERVIEW

      Each Fund operates as a feeder fund under a master-feeder structure. As a result, each Mileage Fund and its corresponding AAdvantage Fund have identical investment objectives and strategies, policies and overall risk characteristics, and are managed in an identical manner. The Funds also are subject to identical policies and procedures regarding purchasing and redeeming shares, dividends and distributions, and tax treatment.

      In addition, your rights as a shareholder of a Mileage Fund will remain the same except relating to the American Airlines AAdvantage frequent flyer program. Currently, shareholders of the Mileage Funds receive AAdvantage mileage awards in connection with their investment. Shareholders of the AAdvantage Funds do not receive AAdvantage mileage awards in connection with their investment. If the proposed Reorganization is approved and consummated for your Mileage Fund, then your investment will no longer accrue miles. However, even if such Reorganization is approved, you will be able to retain any AAdvantage miles that you have accrued as of the Closing Date.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

      As illustrated below, each Mileage Fund and its corresponding AAdvantage Fund have identical investment objectives, strategies, and risk characteristics. An explanation of the risk characteristics is included at the end of the summary.


BALANCED MILEAGE FUND
AADVANTAGE BALANCED FUND

INVESTMENT OBJECTIVE: Income and capital appreciation.

INVESTMENT            Invests  all of their  investable  assets in the  Balanced
STRATEGIES:           Portfolio  of the AMR Trust.  Ordinarily,  between 50% and
                      65% of the  Funds'  total  assets are  invested  in equity securities  and  between  35% and 50% of the Funds'  total assets are invested in debt securities.  The Funds' equity investments may include common stocks,  preferred  stocks,
                      securities   convertible  into  common  stocks,  and  U.S.
                      dollar-denominated American Depositary Receipts.

RISKS:                Market Risk
                      Value Stocks Risks
                      Interest Rate Risk
                      Credit Risk
                      Prepayment Risk

LARGE CAP VALUE MILEAGE FUND
AADVANTAGE LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE: Long-term capital appreciation and current income.

INVESTMENT            Invests  all of their  investable  assets in the Large Cap
STRATEGIES:           Value Portfolio of the AMR Trust. Ordinarily, at least 65%
                      of the total assets of these Funds are invested in equity securities of U.S. companies with market capitalizations of $5 billion or more at the time of investment. The
                      Funds' investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts.


RISKS:                Market Risk
                      Value Stocks Risk


SMALL CAP VALUE MILEAGE FUND
AADVANTAGE SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE: Long-term capital appreciation and current income.

INVESTMENT            Invests  all of their  investable  assets in the Small Cap
STRATEGIES:           Value Portfolio of the AMR Trust. Ordinarily, at least 80%
                      of the total assets of the Funds are invested in equity securities of U.S. companies with market capitalizations of $2 billion or less at the time of investment. The
                      Funds' investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts.


RISKS:                Market Risk
                      Small Capitalization Companies Risk
                      Value Stocks Risk


INTERNATIONAL EQUITY MILEAGE FUND
AADVANTAGE INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE: Long-term capital appreciation.

INVESTMENT            Invests   all   of   their   investable   assets   in  the
STRATEGIES:           International   Equity   Portfolio   of  the  AMR   Trust.
                      Ordinarily,  at least 80% of the Funds'  total  assets are invested in common stocks and securities  convertible into common stocks of issuers based in at least three different countries located outside the United States. The Funds may invest in countries  comprising the Morgan Stanley Capital
                      International  Europe  Australasia  Far East Index  ("EAFE
                      Index").  The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading  markets  are located  outside the United  States.
                      Companies  included  in the EAFE Index are  selected  from
                      among  the  larger   capitalization   companies  in  these
                      markets.

RISKS:                Market Risk
                      Foreign Investing Risk
                      Derivatives Risk

S&P 500 INDEX MILEAGE FUND
AADVANTAGE S&P 500 INDEX FUND

INVESTMENT OBJECTIVE: To replicate as closely as possible,  before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index.

INVESTMENT            Invests all of their investable assets in the State Street
STRATEGIES:           Equity  500  Index  Portfolio.  The  Funds  use a  passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

RISKS:                Market Risk
                      Tracking Error Risk
                      Derivatives Risk


INTERMEDIATE BOND MILEAGE FUND
AADVANTAGE INTERMEDIATE BOND FUND

INVESTMENT OBJECTIVE: Income and capital appreciation.

INVESTMENT            Invests all of their investable assets in the Intermediate
STRATEGIES:           Bond  Portfolio  of the AMR  Trust.  The  Funds  invest in obligations  of the  U.S.  Government,  its  agencies  and instrumentalities;  corporate  debt  securities,  such  as commercial paper,  master demand notes, loan participation
                      interests,   medium-term  notes  and  funding  agreements;
                      mortgage-backed  securities;  asset-backed securities; and
                      Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The
                      Funds seek capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

                      Under normal circumstances, the Funds seek to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates.

RISKS:                Interest Rate Risk
                      Credit Risk
                      Prepayment Risk

SHORT-TERM BOND MILEAGE FUND
AADVANTAGE SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE: Income and capital appreciation.

INVESTMENT            Invests all of their  investable  assets in the Short-Term
STRATEGIES:           Bond  Portfolio  of the AMR  Trust.  The  Funds  invest in obligations  of the  U.S.  Government,  its  agencies  and instrumentalities;  corporate  debt  securities,  such  as commercial paper,  master demand notes, loan participation
                      interests,   medium-term  notes  and  funding  agreements;
                      mortgage-backed  securities;  asset-backed securities; and
                      Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The
                      Funds seek capital appreciation by investing in corporate issues whose relative value is expected to increase over

                      Under normal circumstances, the Funds seek to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates.

RISKS:                Interest Rate Risk
                      Credit Risk
                      Prepayment Risk

DEFENSIVE STRATEGIES

      Under adverse market conditions, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that a Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

EXPLANATION OF RISK FACTORS

      The principal risks to which the Funds are subject, as referenced above, include:

      INTEREST RATE RISK -- The Funds are subject to the risk that the market value of the bonds they hold will decline due to rising interest rates. When interest rates go down, bond prices generally go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

      FOREIGN INVESTING RISK - Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments;
(4) lack of uniform accounting, auditing and financial reporting; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in transaction settlement in some foreign markets; and (8) adverse impact of the euro conversion on the business or financial condition of companies in which a Fund may be invested.

      CREDIT RISK - The Funds are subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

      PREPAYMENT RISK - Some Funds' investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and such Fund may have to invest at a lower rate.

      MARKET RISK - Since some Funds invest a substantial portion of their assets in stocks, they are subject to stock market risk. Market risk involves the possibility that the value of a Fund's investments in stocks will decline due to drops in the stock market. In general, the value of a Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

      VALUE STOCKS RISK - Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Funds' investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

      SMALL CAPITALIZATION COMPANIES RISK - Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

      TRACKING ERROR RISK - For the S&P 500 Index Funds, the Funds' return may not match the return of the Index for a number of reasons. For example, a Fund may incur a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. A Fund may not be fully invested at times, either as a result of cash flows into a Fund or reserves of cash held by a Fund to meet redemptions. The return on the sample of stocks purchased by a Fund, or futures or other derivative positions taken by a Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

      DERIVATIVES RISK - The International Equity Funds may use derivatives, such as futures contracts, foreign currency forward contracts and options on futures as a hedge against foreign currency fluctuations. The S&P 500 Index Funds may use futures contracts, options on futures, or swap transactions to assist in replicating the performance of the S&P 500 Index. There can be no assurance that any strategy used will succeed. If one of the investment advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for an International Equity Fund, that Fund could lose money. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

      AN INVESTMENT IN A MILEAGE FUND OR ITS CORRESPONDING AADVANTAGE FUND IS NOT GUARANTEED AND AN INVESTOR MAY LOSE MONEY BY INVESTING IN A FUND. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


INVESTMENT ADVISORY SERVICES

      AMR Investment Services, Inc. (the "Manager") serves as the Manager for each Mileage Fund and AAdvantage Fund. The Manager also serves as the Manager for each corresponding fund of the "master" AMR Trust. SSgA Funds Management,

Inc., an affiliate of State Street Bank and Trust Company and wholly owned subsidiary of State Street Corporation, serves as the investment adviser for the State Street Equity 500 Index Portfolio, the "master" fund in which the S&P 500 Index Funds invests all of their investable assets.

      The Manager provides and oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager also develops the investment programs for each Fund, selects and changes investment advisers (subject to requisite approval), allocates assets among investment advisers, monitors the investment advisers' investment programs and results, coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions, oversees each Fund's securities lending activities and actions taken by the securities lending agent, and with the exception of the International Equity and S&P 500 Index Funds, invests the portion of Fund assets which the investment advisers determine should be allocated to high quality short-term debt obligations.

      The Manager, located at 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of November 30, 2001, the Manager had approximately $34.1 billion of assets under management, including approximately $21.8 billion under active management and $12.3 billion as named fiduciary or financial adviser. Of the total, approximately $14.9 billion of assets are related to AMR Corporation.

      The Manager recommends investment advisers to the Boards to manage the Funds' investments and monitors and reviews the performance of those sub-advisers. The Funds received an exemptive order from the SEC to permit the Boards to select and replace investment advisers and to amend the sub-advisory contracts between the Manager and the investment advisers without obtaining shareholder approval.

PURCHASING, REDEEMING AND EXCHANGING SHARES

      Each Mileage Fund and the PlanAhead Class of its corresponding AAdvantage Fund have identical policies and procedures regarding the purchase and redemption of Fund shares. In particular, no sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders accepted until 4:00 p.m. Eastern Time, or the close of the Exchange (whichever comes first), on each day on which the Exchange is open for trading. If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business.

      Shares of any Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Funds' web site, or by mail on any day that a Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order.

      PlanAhead Class shares of an AAdvantage Fund may be exchanged for PlanAhead Class shares of another AAdvantage Fund provided that, among other things, such shares have been held for at least 15 days. Similarly, shares of a Mileage Fund may be exchanged for shares of another Mileage Fund provided that, among other things, such shares have been held for at least 15 days.

DIVIDENDS AND OTHER DISTRIBUTIONS

      Each Mileage Fund and its corresponding AAdvantage Fund have identical policies and procedures regarding dividends and other distributions. The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from certain foreign currency transactions. Unless instructed otherwise, distributions are reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Each Balanced, Large Cap Value, Small Cap Value and International Equity Fund pays dividends annually. Each Intermediate Bond and Short-Term Bond Fund pays dividends monthly. The S&P 500 Index Funds pay dividends each April, July, October, and December. There is no contemplated change in the dividend policy for the AAdvantage Funds as a result of each Reorganization.

      On or before the Closing Date, each Mileage Fund will declare as a distribution substantially all of its undistributed net investment income, net capital gain, net short-term capital gain, and net gains from foreign currency transactions, if any, to continue to maintain its tax status as a "regulated investment company" under the Code.

TAXES

      Each Mileage Fund and its corresponding AAdvantage Fund are treated similarly for tax purposes. Any dividends and distributions of net realized gains are taxable events. Shareholders may realize a taxable gain or loss when selling or exchanging shares. That gain or loss may be treated as a short-term or long-term capital gain, depending on how long the sold or exchanged shares were held.

      Some foreign countries may impose taxes on dividends paid to, and gains realized by, each International Equity Fund's master fund. The Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, the shareholders may either deduct the taxes or use them to calculate a credit against their federal income tax.

      The foregoing is only a brief summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisers regarding specific questions as to the effect of federal, state or local income taxes on an investment in a Fund.

AMERICAN AIRLINES AADVANTAGE MILES

      As a shareholder of a Mileage Fund, you may accrue American Airlines AAdvantage miles based on your average daily account balance. Miles are posted at an annual rate of one mile per $10 maintained in a Mileage Fund. Shareholders of the AAdvantage Funds do not receive AAdvantage mileage awards in connection with their investment. Accordingly, if the Plan is approved with respect to a Mileage Fund, your investment will no longer accrue frequent flyer miles under the AAdvantage program. However, all AAdvantage miles earned prior to the Reorganization will remain in your AAdvantage account until you redeem them (subject to the rules of the AAdvantage program).

PERFORMANCE

      Management's discussion and analysis of performance for the Funds, included in the most recent annual reports to shareholders of the Funds, is provided in Appendix B. Financial highlights, including performance information, about the Funds is provided in Appendix C.

      ADDITIONAL INFORMATION ABOUT THE MILEAGE FUNDS AND THE PLANAHEAD CLASS OF THE AADVANTAGE FUNDS ARE INCLUDED IN THE CURRENT PROSPECTUSES FOR THE MILEAGE FUNDS AND THE PLANAHEAD CLASS OF THE AADVANTAGE FUNDS.

                      INFORMATION ABOUT THE REORGANIZATIONS

TERMS OF THE REORGANIZATIONS

      The Plan provides that on or about the Closing Date (presently expected to be on or about March 1, 2002) each AAdvantage Fund will acquire all the assets of its corresponding Mileage Fund in exchange solely for PlanAhead Class shares of that AAdvantage Fund and that AAdvantage Fund's assumption of all of that Mileage Fund's liabilities. Each Mileage Fund will then distribute those shares to its shareholders. Shareholders of each Mileage Fund will become shareholders of the PlanAhead Class of the corresponding AAdvantage Fund as of the close of business on the Closing Date.

      Immediately after each Reorganization, each former shareholder of a Mileage Fund will own shares of the PlanAhead Class of the corresponding AAdvantage Fund equal in NAV to the aggregate NAV of that shareholder's shares of the Mileage Fund immediately prior to the Reorganization. The NAV per share of an AAdvantage Fund will not change as a result of a Reorganization. Thus, a Reorganization will not result in a dilution of the interest of any shareholder in any AAdvantage Fund. Each Mileage Fund will be liquidated after its Reorganization.

      The consummation of each Reorganization is subject to a number of conditions set forth in the Plan, including the receipt of an opinion in form and substance satisfactory to the Mileage Trust and the AAdvantage Trust, as described under the caption "Federal Income Tax Considerations" below. The Plan may be terminated prior to the Closing Date by a Mileage Fund and the Reorganization involving it abandoned, at any time before or after approval by the shareholders of the participating Mileage Fund, if a Fund believes that consummation of the Reorganization would not be in the best interests of its shareholders. In addition, the Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Special Meeting of Shareholders ("Meeting") that would have a material adverse effect on the interests of a Mileage Fund's shareholders. For each Mileage Fund whose shareholders do not approve the Reorganization, that Mileage Fund will be liquidated as soon as practicable after the Closing Date.

      Each Mileage Fund and its corresponding AAdvantage Fund will bear equally the expenses related to their Reorganization. Those expenses will likely include: legal fees; transfer taxes (if any); fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Mileage Funds' shareholders and the costs of holding the Meeting.

      The foregoing brief summary of the Plan is qualified in its entirety by the terms and provisions of the Plan, the form of which is attached hereto as Appendix A and incorporated herein by this reference.

REASONS FOR THE REORGANIZATIONS

      At a meeting on November 16, 2001, the Mileage Trust Board and the AAdvantage Trust Board (collectively, "Boards"), including in each case a majority of its Independent Trustees, approved the Reorganizations subject to the approval of the shareholders of each Mileage Fund. As part of its consideration, each Board examined a number of factors with respect to the Reorganizations, including the following: (1) the relative past growth or decline in assets and performance of the Mileage Funds and the AAdvantage Funds;
(2) the future prospects for growth and performance of the Funds; (3) the compatibility of their investment objectives, policies and shareholder services;
(4) the current expense ratios of the Mileage Funds and the likely effect of the Reorganizations on the expense ratios of the AAdvantage Funds; (5) the alternatives to Reorganizations (such as liquidating the Mileage Funds or reorganizing the Mileage Funds with different funds); (6) the costs of the Reorganizations and who will bear those costs; (7) the potential benefit to the Funds' affiliates, including the Manager; (8) the tax status and consequences of the Reorganizations; (9) whether any cost savings could be achieved by combining the Funds; (10) the Manager's assessment that the proposed Reorganizations will be beneficial to the shareholders of the Funds and will not dilute such interests; and (11) the terms of the proposed Plan.

      In particular, the Mileage Trust Board considered, among other things, that Mileage Fund shareholders would remain invested in the same portfolio of securities as they currently invest and that the assets would be managed exactly in the same manner. Mileage Fund shareholders also would realize a decrease in the overall expense ratio related to their investments due to the economies of scale created by the Reorganizations and the reduced operating costs to the AAdvantage Funds. The overall expense ratio of AAdvantage Fund shareholders would not increase as a result of the Reorganizations and there would be no dilution of such interest in the AAdvantage Funds. AAdvantage Fund shareholders would now hold, as a result of the Reorganizations, shares of a Fund with a larger pool of assets.

      The Mileage Trust Board also considered that Mileage Fund shareholders would no longer be permitted to accrue American AAdvantage miles in connection with their investments. However, the Manager assured the Board that Mileage Fund shareholders would be able to retain those miles they have already accrued through the program (subject to the rules and regulations of the AAdvantage program).

      On the basis of the information provided to it and its evaluation of that information, each Board, including a majority of its Independent Trustees, determined that each Reorganization would be in the best interests of its Funds, that the terms of the Reorganization are fair and reasonable, and that the interests of its Funds' shareholders would not be diluted as a result of the Reorganizations. THEREFORE, THOSE BOARDS UNANIMOUSLY APPROVED EACH REORGANIZATION AND THE MILEAGE TRUST BOARD RECOMMENDED THE APPROVAL OF THE PLAN BY THE SHAREHOLDERS OF EACH MILEAGE FUND AT THE MEETING.

DESCRIPTION OF SECURITIES TO BE ISSUED

      Each of the AAdvantage Trust and the Mileage Trust (collectively, "Trusts") was formed as a Massachusetts business trust and is registered under the 1940 Act, as an open-end management investment company. The operations of each Trust are governed by its Trust Instrument, By-Laws and Massachusetts law.

      The  AAdvantage  Trust  is  authorized  to issue an  unlimited  number  of
PlanAhead Class shares of beneficial interest for each AAdvantage Fund. PlanAhead Class Shares of the AAdvantage Funds to be issued to shareholders of the Mileage Funds under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Each class of an AAdvantage Fund is entitled to participate equally in its dividends and other distributions, except that dividends appropriately reflect expenses allocated to a particular class, where applicable. Each share of an AAdvantage Fund entitles its holder to one vote per full share and fractional votes for fractional shares held.

      Each AAdvantage Fund currently is a feeder fund in a master-feeder structure. Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. Each Fund can withdraw its investment in its corresponding master fund at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a master fund's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the master fund. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the master fund. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Proxy Statement. After the Reorganizations, each AAdvantage Fund, except for the International Equity Fund and the S&P 500 Index Fund, will no longer operate in a master-feeder structure. Accordingly, rather than investing all of its assets in a corresponding "master" fund, those AAdvantage Funds will invest their assets directly in the same portfolio of securities. The International Equity Fund and S&P 500 Index Fund will continue to invest all of their assets in their corresponding master funds.

      Shareholders of the AAdvantage Funds do not receive American Airlines AAdvantage miles in connection with their investments. Thus, once the Reorganization is effective, current Mileage Fund shareholders no longer will accrue additional AAdvantage miles through their investments. Mileage Fund shareholders, however, will be permitted to carry forward all AAdvantage miles they have accrued to date through their accounts (subject to the rules and regulations of the AAdvantage program).

      Reference is hereby made to the  prospectus of the PlanAhead  Class of the
AAdvantage  Funds  provided  herewith  for  additional   information  about  the
PlanAhead Class shares of the AAdvantage Funds.

FEDERAL INCOME TAX CONSIDERATIONS

      Each Reorganization is intended to be a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Code. The Mileage Trust, on behalf of the Mileage Funds, and the AAdvantage Trust, on behalf of the AAdvantage Funds, will receive an opinion of Kirkpatrick & Lockhart LLP, counsel to the Trusts, substantially to the following effect:

      (1) An AAdvantage Fund's acquisition of the assets of its corresponding Mileage Fund in exchange solely for PlanAhead Class shares of that AAdvantage Fund and that AAdvantage Fund's assumption of that Mileage Fund's liabilities, followed by that Mileage Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Mileage Fund shares, will qualify as a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each such Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

      (2) A Mileage Fund will recognize no gain or loss on the transfer of its assets to its corresponding AAdvantage Fund in exchange solely for PlanAhead Class shares of that AAdvantage Fund and that AAdvantage Fund's assumption of that Mileage Fund's liabilities or on the subsequent distribution of those shares to that Mileage Fund's shareholders in constructive exchange for their Mileage Fund shares;

      (3) An AAdvantage Fund will recognize no gain or loss on its receipt of the assets of its corresponding Mileage Fund in exchange solely for that AAdvantage Fund's PlanAhead Class shares and its assumption of that Mileage Fund's liabilities;

      (4) An AAdvantage Fund's basis in the assets it receives from its corresponding Mileage Fund will be the same as that Mileage Fund's basis therein immediately before their Reorganization, and that AAdvantage Fund's holding period for those assets will include that Mileage Fund's holding period therefor;

      (5) A Mileage Fund shareholder will recognize no gain or loss on the constructive exchange of all of his or her Mileage Fund shares solely for AAdvantage Fund shares pursuant to a Reorganization; and

      (6) A Mileage Fund shareholder's aggregate basis in the AAdvantage Fund shares he or she receives in a Reorganization will be the same as the aggregate basis in his or her Mileage Fund shares constructively surrendered in exchange for those AAdvantage Fund shares, and his or her holding period for those AAdvantage Fund shares will include his or her holding period for those Mileage Fund shares, provided the shareholder holds them as capital assets on the Closing Date.

The opinion may state that no opinion is expressed as to the effect of any Reorganization on any Fund or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Utilization  by  an  AAdvantage  Fund  after  a   Reorganization   of  any
pre-Reorganization capital losses realized by its corresponding Mileage Fund could be subject to limitation in future years under the Code.

      You should consult your tax adviser regarding the effect, if any, of the Reorganizations in light of your individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, you also should consult your tax adviser as to state and local tax consequences to you, if any, of the Reorganizations.

REQUIRED VOTE

      The proposal to approve the Reorganization involving a Mileage Fund requires the affirmative vote of the lesser of (1) 67% or more of the shares of that Mileage Fund present at the Meeting, if more than 50% of the outstanding shares are represented at the Meeting in person or by proxy, or (2) more than 50% of the outstanding shares of that Mileage Fund entitled to vote at the Meeting. IF THE SHAREHOLDERS OF A MILEAGE FUND DO NOT APPROVE THE REORGANIZATION INVOLVING THAT FUND, IT WILL BE LIQUIDATED.

            THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

                         ----------------------------

                             CAPITALIZATION

      The following table shows the capitalization of each Mileage Fund and each AAdvantage Fund as of October 31, 2001, and the PRO FORMA capitalization as of the same date, giving effect to the Reorganization:

                              BALANCED           BALANCED          PRO FORMA
                            MILEAGE FUND      AADVANTAGE FUND    BALANCED FUND
                            ------------      ---------------    -------------
Net Assets                  $2,367,739.26     $12,175,999.99    $14,543,739.25

Shares Outstanding           137,300.044       1,024,656.816     1,223,911.101

Net Asset Value Per Share     $17.2450           $11.8830          $11.8830


                           LARGE CAP VALUE    LARGE CAP VALUE  PRO FORMA LARGE
                            MILEAGE FUND      AADVANTAGE FUND   CAP VALUE FUND
                            ------------      ---------------   --------------
Net Assets                  $4,707,218.58     $12,280,171.72    $16,987,390.30

Shares Outstanding           257,739.129        876,923.819      1,213,065.055

Net Asset Value Per Share     $18.2635           $14.0037          $14.0037

                           SMALL CAP VALUE    SMALL CAP VALUE  PRO FORMA SMALL
                            MILEAGE FUND      AADVANTAGE FUND   CAP VALUE FUND
                            ------------      ---------------   --------------
Net Assets                   $273,230.96       $1,197,758.65     $1,470,989.62

Shares Outstanding           22,588.352         102,904.648       126,379.107

Net Asset Value Per Share     $12.0961           $11.6395          $11.6395


                                               INTERNATIONAL       PRO FORMA
                           INTERNATIONAL          EQUITY         INTERNATIONAL
                         EQUITY MILEAGE FUND  AADVANTAGE FUND     EQUITY FUND
                         -------------------  ---------------     -----------
Net Assets                  $3,771,308.68     $113,947,541.45   $117,718,850.13

Shares Outstanding           291,297.227       8,390,994.086     8,668,709.853

Net Asset Value Per Share     $12.9466           $13.5797          $13.5797


                            S&P 500 INDEX      S&P 500 INDEX     PRO FORMA S&P
                            MILEAGE FUND      AADVANTAGE FUND   500 INDEX FUND
                            ------------      ---------------   --------------
Net Assets                  $3,350,828.26     $25,257,570.23    $28,608,398.49

Shares Outstanding           331,466.526       1,750,763.883     1,983,031.240

Net Asset Value Per Share     $10.1091           $14.4266          $14.4266


                                                                   PRO FORMA
                          INTERMEDIATE BOND    INTERMEDIATE BOND  INTERMEDIATE
                            MILEAGE FUND        AADVANTAGE FUND      BOND FUND
                            ------------        ---------------      ---------
Net Assets                   $175,948.00        $299,678.25       $475,626.25

Shares Outstanding           16,894.684         28,989.432        46,009.794

Net Asset Value Per Share     $10.4144           $10.3375          $10.3375


                           SHORT-TERM BOND    SHORT-TERM BOND   PRO FORMA SHORT-
                            MILEAGE FUND      AADVANTAGE FUND   TERM BOND FUND
                            ------------      ---------------   --------------
Net Assets                  $1,622,798.11      $1,257,115.37     $2,879,913.48
Shares Outstanding           168,964.028        130,737.367       299,504.974
Net Asset Value Per Share     $9.6044            $9.6156           $9.6156


                             LEGAL MATTERS

      Certain legal matters concerning the issuance of shares of the Funds as part of the Reorganizations, as well as certain legal matters concerning the tax consequences of the Reorganizations, will be passed upon by Kirkpatrick &
Lockhart LLP, 1800 Massachusetts Avenue, NW, Second Floor, Washington, DC 20036-1800.

         INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

      The Mileage Funds and the AAdvantage Funds are each subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information may be inspected without charge and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The SEC maintains an Internet website at http://www.sec.gov that contains information regarding the Trusts and other registrants that file electronically with the SEC. Copies of such material may also be obtained, after paying a duplicating fee, from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC, 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                                     EXPERTS

      The audited financial statements of the Mileage Funds are incorporated by reference in the SAI. The financial statements have been audited by Ernst & Young LLP, independent accountants, whose report thereon is also included in the Mileage Funds' Annual Report to Shareholders for the fiscal year ended October 31, 2001, and the Annual Report to Shareholders of the S&P 500 Index Mileage Fund for the fiscal year ended December 31, 2000. The financial statements audited by Ernst & Young LLP have been incorporated by reference in the SAI in reliance on its report given on its authority as experts in auditing and accounting.

      The audited financial statements of the AAdvantage Funds are incorporated by reference in the SAI. The financial statements have been audited by Ernst & Young LLP, independent auditors, whose report thereon is also included in the AAdvantage Funds' Annual Report to Shareholders for the fiscal year ended October 31, 2001, and the Annual Report to Shareholders of the S&P 500 Index Fund for the fiscal year ended December 31, 2000. The financial statements audited by Ernst & Young LLP have been incorporated by reference in the SAI in reliance on its report given on its authority as experts in auditing and accounting.

                                OTHER INFORMATION

      SHAREHOLDER PROPOSALS. As a general matter, the Mileage Funds and the AAdvantage Funds do not hold regular annual or other meetings of shareholders. Any shareholder who wishes to submit proposals to be considered at a special meeting of a Mileage Fund's shareholders should send such proposals to AMR Investment Services, Inc., 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155. Proposals must be received a reasonable period of time prior to any meeting to be included in the proxy materials. Moreover, inclusion of such proposals is subject to limitations under the federal securities laws. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

      OTHER BUSINESS. Management knows of no other business to be presented to the Meeting other than the matters set forth in this Proxy Statement, but should any other matter requiring a vote of the Mileage Funds' shareholders arise, the proxies will vote thereon according to their best judgment in the interests of the Mileage Funds.

                               VOTING INFORMATION

      For each Mileage Fund, the presence, in person or by proxy, of a majority of the shares of the Fund outstanding and entitled to vote will constitute a quorum for the transaction of business at the Meeting. In the absence of a quorum or in the event that a quorum is present at the Meeting, but votes sufficient to approve the proposals are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote "FOR" the proposals in favor of such an adjournment and will vote those proxies required to be voted "AGAINST" the proposals against such adjournment. A shareholder vote may be taken on one or more of the proposals in this Proxy Statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

      Broker non-votes are shares held in "street name" for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present at the Meeting for quorum purposes but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be votes against the proposals because the proposals require the affirmative vote of a specified majority of each Fund's outstanding shares.

      All properly executed and unrevoked proxies received in time for the Meeting will be voted as instructed by shareholders. Approval of each proposal requires the affirmative vote of the lesser of (1) 67% or more of the shares of each Mileage Fund present at the Meeting, if more than 50% of the outstanding shares are represented at the Meeting in person or by proxy, or (2) more than 50% of the outstanding shares entitled to vote at the Meeting. If you execute your proxy but give no voting instructions, your shares that are represented by proxies will be voted "FOR" the Reorganization and "FOR" or "AGAINST" any other business that may properly arise at the Meeting, in the proxies' discretion. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Mileage Trust ("Secretary"). To be effective, such revocation must be received by the Secretary prior to the Meeting and must indicate your name and account number. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy by voting in person.

      Shareholders of record of the Mileage Funds as of the close of business on December 31, 2001 ("Record Date"), are entitled to vote at the Meeting. Information as to the number of outstanding shares for each Mileage Fund as of the record date is set forth below:

          --------------------------------------------------------
                                          Total Number of Shares
                                             Outstanding as of
                   Mileage Fund              December 31, 2001
          --------------------------------------------------------
               Balanced Mileage Fund            129,883.820
          --------------------------------------------------------
           Large Cap Value Mileage Fund         252,052.994
          --------------------------------------------------------
           Small Cap Value Mileage Fund         29,476.149
          --------------------------------------------------------
           International Equity Mileage Fund    298,274.991
          --------------------------------------------------------
            S&P 500 Index Mileage Fund          560,313.893
          --------------------------------------------------------
          Intermediate Bond Mileage Fund        11,143.831
          --------------------------------------------------------
           Short-Term Bond Mileage Fund         158,620.829
          --------------------------------------------------------

      Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Except as set forth in Appendix D, as of the Record Date, the Manager of the Mileage Funds does not know of any person who owns beneficially or of record 5% or more of any class of shares of the Mileage Funds. As of that same date, the Trustees and officers of the Mileage Funds, as a group, owned less than 1% of any class of the Mileage Funds' outstanding shares.

                                        By Order of the Board of Trustees,



                                        Robert J. Zutz
                                        Secretary


January 11, 2002

                                   APPENDIX A

                                     FORM OF

             AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of ________, 2002, between American AAdvantage Funds ("AAdvantage Trust"), on behalf of each segregated portfolio of assets ("series") thereof listed on Schedule A to this Agreement ("Schedule A") (each, an "Acquiring Fund"), and American AAdvantage Mileage Funds ("Mileage Trust"), on behalf of each series thereof listed on Schedule A (each, a "Target"). (Each Acquiring Fund and Target is sometimes referred to herein individually as a "Fund" and collectively as the "Funds"; and AAdvantage Trust and Mileage Trust are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by AAdvantage Trust on behalf of each Acquiring Fund and by Mileage Trust on behalf of each Target.

      The Investment Companies, each of which is a Massachusetts business trust, wish to effect seven separate reorganizations, each described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). Each reorganization will involve the transfer of a Target's assets to the Acquiring Fund listed on Schedule A opposite its name (each, a "corresponding Acquiring Fund") in exchange solely for voting shares of beneficial interest in that Acquiring Fund and that Acquiring Fund's assumption of that Target's liabilities, followed by the constructive distribution of those shares PRO RATA to the holders of shares of beneficial interest in that Target in exchange therefor, all on the terms and conditions set forth herein. (All such transactions involving each Target and its corresponding Acquiring Fund are referred to herein as a "Reorganization.") For convenience, the balance of this Agreement refers only to a single Reorganization, one Target, and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

      Target has a single class of shares ("Target Shares"). Acquiring Fund's shares are divided into multiple classes, including PlanAhead Class shares. Only Acquiring Fund's PlanAhead Class shares ("Acquiring Fund Shares"), which are substantially similar to the Target Shares, are involved in the Reorganization.

      In consideration of the mutual promises contained herein, the parties agree as follows:

1.      PLAN OF REORGANIZATION AND TERMINATION

1.1.    Target agrees to assign,  sell, convey,  transfer,  and deliver all of
its  assets   described  in  paragraph  1.2  ("Assets")  to  Acquiring   Fund.
Acquiring Fund agrees in exchange therefor --

     (a) to issue and deliver to Target the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the net asset value ("NAV") of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

     (b) to assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

These  transactions  shall take place at the Closing  (as  defined in  paragraph
3.1).

1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

1.3. The Liabilities shall include all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time.

1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it received pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. That distribution shall be accomplished by AAdvantage Trust's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring those Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of Mileage Trust and any further actions shall be taken in connection therewith as required by applicable law.

1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

2.      VALUATION

2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in its then-current prospectus and statement of additional information ("SAI"), less (b) the amount of the Liabilities as of the Valuation Time.

2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and SAI.

2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of AMR Investment Services, Inc.

3.      CLOSING AND EFFECTIVE TIME

3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Investment Companies' principal office on or about March 1, 2002, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Target's net value and/or the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.

3.2. Mileage Trust's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information
(including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to that information on Target's books immediately before the Closing. Mileage Trust's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3. Mileage Trust shall deliver to AAdvantage Trust at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Shares each Shareholder owns, all as of the Effective Time, certified by Mileage

Trust's Secretary or an Assistant Secretary thereof. AAdvantage Trust's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. AAdvantage Trust shall issue and deliver a confirmation to Mileage Trust evidencing the Acquiring Fund Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Mileage Trust that those Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books.

3.4. Each Investment Company shall deliver to the other at the Closing (a) a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement and (b) bills of sale, checks, assignments, stock certificates, receipts, and other documents the other Investment Company or its counsel reasonably requests.

4.      REPRESENTATIONS AND WARRANTIES

4.1.    Mileage Trust represents and warrants as follows:

4.1.1. Mileage Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("Business Trust"), that is duly organized and validly existing under the laws of the
Commonwealth of Massachusetts; and a copy of its Amended and Restated Declaration of Trust ("Mileage Trust's Declaration") is on file with the Secretary of the Commonwealth of Massachusetts;

4.1.2. Mileage Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and that registration is in full force and effect;

4.1.3.  Target is a duly established and designated series of Mileage Trust;

4.1.4. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

4.1.5. Target's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.6. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of Mileage Trust's Declaration or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by AAdvantage Trust;

4.1.7. Except as otherwise disclosed in writing to and accepted by AAdvantage Trust, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

4.1.8. Except as otherwise disclosed in writing to and accepted by AAdvantage Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Mileage Trust's knowledge) threatened against Mileage Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and Mileage Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Mileage Trust's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders, this Agreement constitutes a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Mileage Trust, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by AAdvantage Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

4.1.12. On the effective date of the Registration Statement, at the time of the Shareholders' Meeting (as defined in paragraph 5.2), and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by AAdvantage Trust for use therein;

4.1.13. Target incurred the Liabilities in the ordinary course of its business; and there are no Liabilities other than liabilities disclosed or provided for in Mileage Trust's financial statements referred to in paragraph 4.1.18 and liabilities incurred by Target in the ordinary course of its business subsequent to October 31, 2001, or otherwise disclosed to AAdvantage Trust, none of which has been materially adverse to the business, assets, or results of Target's operations;

4.1.14. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.1.15. Target is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A) of the Code);

4.1.16. During the five-year period ending at the Effective Time, (a) neither Target nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to Target will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and
(b) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice that qualify for the deduction for dividends paid (as defined in section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

4.1.17. Target's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 2000, have been timely filed and all taxes payable pursuant to those returns have been timely paid; and

4.1.18. Mileage Trust's financial statements for the year ended October 31, 2001, which have been delivered to AAdvantage Trust, fairly represent Target's financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

4.2.    AAdvantage Trust represents and warrants as follows:

4.2.1. AAdvantage Trust is a Business Trust that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; and a copy of its Amended and Restated Declaration of Trust ("AAdvantage Trust's Declaration") is on file with the Secretary of the Commonwealth of Massachusetts;

4.2.2. AAdvantage Trust is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect;

4.2.3. Acquiring Fund is a duly established and designated series of AAdvantage Trust;

4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

4.2.6. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
ring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of AAdvantage Trust's Declaration or By-Laws or of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Mileage Trust;

4.2.8. Except as otherwise disclosed in writing to and accepted by Mileage Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to AAdvantage Trust's knowledge) threatened against AAdvantage Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and AAdvantage Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of AAdvantage Trust's board of trustees (together with Mileage Trust's board of trustees, the "Boards"), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by AAdvantage Trust, except for (a) the filing with the SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

4.2.11. On the effective date of the Registration Statement, at the time of the Shareholders' Meeting, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Mileage Trust for use therein;

4.2.12. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; it intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

4.2.13. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to Acquiring Fund, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any

Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

4.2.14. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC;

4.2.15. There is no plan or intention for Acquiring Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof
(within the meaning of section 851(g)(2) of the Code) following the Reorganization;

4.2.16. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target;

4.2.17. During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to Acquiring Fund will have acquired Target Shares with consideration other than Acquiring Fund Shares;

4.2.18. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 2000, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

4.2.19. AAdvantage Trust's financial statements for the year ended October 31, 2001, which have been delivered to Mileage Trust, fairly represent Acquiring Fund's financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

4.3.    Each Investment Company represents and warrants as follows:

4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Shares constructively surrendered in exchange therefor;

4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

4.3.4. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

4.3.5. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

4.3.6. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization. For the purposes of this representation, any amounts Target used to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

4.3.7. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Shareholder held; none of the Acquiring Fund Shares any such Shareholder received will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

4.3.8. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (within the meaning of section 304(c) of the Code) of Acquiring Fund;

4.3.9. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses"); and

4.3.10. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1.16, 4.2.13, and 4.2.17 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time.

5.      COVENANTS

5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that --

     (a)  such  ordinary  course will  include  declaring  and paying  customary
          dividends   and  other   distributions   and  changes  in   operations
          contemplated by each Fund's normal business activities, and

     (b) each Fund will retain exclusive control of its investments until the Closing; provided that Target shall not dispose of more than an insignificant portion of its historic business assets (as defined above) during that period without Acquiring Fund's prior consent.

5.2. Target covenants to call a shareholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby ("Shareholders' Meeting").

5.3. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

5.4. Target covenants that it will assist AAdvantage Trust in obtaining information AAdvantage Trust reasonably requests concerning the beneficial ownership of Target Shares.

5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to AAdvantage Trust at the Closing.

5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Fund may deem necessary or desirable to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.     CONDITIONS PRECEDENT

Each Fund's obligations hereunder shall be subject to (a) the other Fund's performance of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target's shareholders in accordance with Mileage Trust's Declaration and By-Laws and applicable law.

6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of such conditions.

6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

6.4. Mileage Trust shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel") substantially to the effect that:

6.4.1. Acquiring Fund is a duly established series of AAdvantage Trust, a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under AAdvantage Trust's Declaration to own all its properties and assets and, to the knowledge of Counsel, to carry on its business as presently conducted;

6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by AAdvantage Trust on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Mileage Trust on behalf of Target, is a valid and legally binding obligation of AAdvantage Trust with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable;

6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate AAdvantage Trust's Declaration or By-Laws or any provision of any agreement (known to Counsel, without any independent inquiry or investigation) to which AAdvantage Trust (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which AAdvantage Trust (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Mileage Trust;

6.4.5. To the knowledge of Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by AAdvantage Trust (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

6.4.6. AAdvantage Trust is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend that registration; and

6.4.7. To the knowledge of Counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to AAdvantage Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) AAdvantage Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Mileage Trust.

In rendering the foregoing opinion, Counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit that opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

6.5. AAdvantage Trust shall have received an opinion of Counsel substantially to the effect that:

6.5.1. Target is a duly established series of Mileage Trust, a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under Mileage Trust's Declaration to own all its properties and assets and, to the knowledge of Counsel, to carry on its business as presently conducted;

6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Mileage Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by AAdvantage Trust on behalf of Acquiring Fund, is a valid and legally binding obligation of Mileage Trust with respect to Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Mileage Trust's Declaration or By-Laws or any provision of any agreement (known to Counsel, without any independent inquiry or investigation) to which Mileage Trust (with respect to Target) is a party or by which it is bound or (to the knowledge of Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Mileage Trust (with respect to Target) is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by AAdvantage Trust;

6.5.4. To the knowledge of Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Mileage Trust (on behalf of Target) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

6.5.5. Mileage Trust is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend that registration; and

6.5.6. To the knowledge of Counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Mileage Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) Mileage Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by AAdvantage Trust.

In rendering the foregoing opinion, Counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

6.6. Each Investment Company shall have received an opinion of Counsel, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement, which Counsel may treat as representations made to it, or in separate letters addressed to Counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the
Reorganization in accordance with this Agreement, for federal income tax purposes:

6.6.1.  Acquiring  Fund's  acquisition  of the  Assets in  exchange  solely  for
Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for their Target Shares, will qualify as a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

6.6.2. Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

6.6.4. Acquiring Fund's basis in the Assets will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

6.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

6.6.6. A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided the Shareholder held them as capital assets at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund's shareholders' interests.

7.      BROKERAGE FEES AND EXPENSES

7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.2.    Each Fund will bear half of the total Reorganization Expenses.

8.      ENTIRE AGREEMENT; NO SURVIVAL

Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.      TERMINATION OF AGREEMENT

This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's shareholders:

9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time or (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met; or

9.2.    By the parties' mutual agreement.

In the event of termination under paragraph 9.2, there shall be no liability for damages on the part of either Fund, or the trustees or officers of either Investment Company, to the other Fund.

10.     AMENDMENT

This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in any manner mutually agreed on in writing by the parties; provided that following that approval no such amendment shall have a material adverse effect on the Shareholders' interests.

11.     MISCELLANEOUS

11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the Commonwealth of Massachusetts; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.2. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3. Each Investment Company acknowledges that the other is a Business Trust organized in series form. This Agreement is executed by AAdvantage Trust on behalf of Acquiring Fund, and by Mileage Trust on behalf of Target, and by their respective trustees and/or officers in their capacities as such, and not individually. Each Investment Company's obligations under this Agreement are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against (a) in the case of AAdvantage Trust, the assets and property of Acquiring Fund and no other series thereof and
(b) in the case of Mileage Trust, the assets and property of Target and no other series thereof. A trustee of one Investment Company shall not be personally liable hereunder to the other Investment Company or its trustees or shareholders for any act, omission, or obligation of the former Investment Company or any other trustee thereof. Each Investment Company agrees that, in asserting any rights or claims under this Agreement on behalf of its Fund, it shall look only to the other Fund's assets and property in settlement of those rights and claims and not to those trustees, officers, or shareholders.

11.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.


                                    AMERICAN AADVANTAGE MILEAGE FUNDS, on
                                    behalf of each of its series listed on
                                    Schedule A




                                    By: __________________________________
                                           William F. Quinn, President



                                    AMERICAN AADVANTAGE FUNDS, on behalf of
                                    each of its series listed on Schedule A




                                    By: __________________________________
                                           William F. Quinn, President

                                   SCHEDULE A

                TARGETS                               ACQUIRING FUNDS
     (All Series of Mileage Trust)           (All Series of AAdvantage Trust)
----------------------------------------   -------------------------------------

American AAdvantage Balanced Mileage Fund  American AAdvantage Balanced Fund

American AAdvantage Large Cap Value        American AAdvantage Large Cap Value
  Mileage Fund                               Fund
American AAdvantage Small Cap Value        American AAdvantage Small Cap Value
  Mileage Fund                               Fund
American AAdvantage International          American AAdvantage International
  Equity Mileage Fund                        Equity Fund
American AAdvantage S&P 500 Index          American AAdvantage S&P 500 Index
  Mileage Fund                               Fund
American AAdvantage Intermediate Bond      American AAdvantage Intermediate
  Mileage Fund                               Bond Fund
American AAdvantage Short-Term Bond        American AAdvantage Short-Term Bond
  Mileage Fund                               Fund

                                   APPENDIX B

             MANAGEMENT'S DISCUSSION AND ANALYSIS OF PERFORMANCE

DOMESTIC EQUITY MARKET OVERVIEW

      The fiscal year ended October 31, 2001 was difficult for stock investors with the S&P 500 declining 24.9%, the Dow down 15.9% and smaller stocks in the Russell 2000 down 12.7%. It also continued its trend of rotation away from technology and "New Economy" stocks, as investors questioned the high valuations and optimistic growth estimates for these stocks causing market sentiment to shift dramatically during the period in favor of defensive and value oriented stocks. There was a marked increase in earnings disappointments in the technology and telecommunications sectors. The overall investment climate was also negatively impacted by falling consumer confidence and lower personal spending, as a consequence of rising unemployment, declining equity prices and rising energy/fuel costs. The sell-off in technology and telecom stocks accelerated during the fiscal period as a combination of the collapse of several "dot.com" companies, slowing demand and rising competition resulted in lowered earnings and revenue projections. Value stocks were the biggest beneficiaries of the rotation away from the technology and momentum style of investing and outperformed growth convincingly across the capitalization spectrum.

      The broad U.S. equity markets began the fiscal period in the month of November in negative territory, but started off 2001 on an upbeat note as most of the major indices finished January with positive numbers. Toward the end of January, however, earnings reports were softening while consumer confidence weakened further. Despite two Fed rate cuts in January and a third cut in March to stimulate the economy, the broad market registered further declines as equities could not overcome the damage caused by earnings misses.

      Pronounced roller-coaster rides were the theme for the second calendar quarter, partly attributable to profit and revenue optimism, followed by general downward revisions of earnings forecasts, especially in the technology sector. Layoffs by several large financial institutions generated uncertainty across other sectors of the market. The Federal Reserve cut interest rates again, by 0.50%, in both April and May. These interest rate cuts and a surge in the oil sector were instrumental in giving the markets a jump start. However, enthusiasm was dampened by the end of May with a relapse of earnings concerns led by Sun Microsystems' profit warnings.

      The Fed rate cut in June, by 0.25%, was less than anticipated and ultimately not as effective as planned. The GE-Honeywell merger and profit/earnings concerns pulled the markets into negative territory for the month of June, but positive news for Microsoft helped soften the impact. The technology sector bounced back during the second calendar quarter, sharing the spotlight with the industrials sector. During this time period, utilities and energy were two of the poorer performing sectors. This was partly due to the electric utility crisis on the West Coast, political and environmental issues related to energy exploration in Alaska and rising oil prices.

      The third calendar quarter saw the equity markets deteriorate from bad to worse, with downward earnings revisions, profit warnings and layoffs. Early in the quarter, it appeared as if the weak economy had bottomed out. In August, the Fed cut interest rates for the seventh time this year, by 0.25%, but the markets did not respond. The devastating attacks on September 11th closed equity trading for four business days, reopening to a Fed cut of 0.50%, which sought to provide additional liquidity to the markets. The Fed's stimulus was lost in the emotion of the tragic event and failed to stem a steep sell-off. In the first week of trading, the S&P 500 dropped 18.7%, while the DJIA was off 14.3%, its worst weekly decline since the Great Depression. The NASDAQ and NYSE hit new trading volume highs that same week. The following week, however, equity markets rebounded as investors took advantage of beaten down stocks and low valuations.

      Recent trends between growth and value show a back and forth struggle for dominance and narrowing spreads between the two. Yet, for the twelve month period ended October 31, 2001, the spread between growth and value (as measured by the Russell 1000 Growth and Russell 1000 Value Indices) yielded a 28.1% difference in favor of value.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE BALANCED FUNDSM

      The Balanced Fund's PlanAhead Class annualized total return for the twelve months ended October 31, 2001 was 3.8%.

            Comparison of Change in Value of a $10,000 Investment
                For The Period From 10/31/91 Through 10/31/01

The table below contains the following plot points:

                                        1991    1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
        PlanAhead Class                 10,000  10,875  12,962  12,941  15,408  17,875  21,405  23,273  23,325  24,463  25,402
        S&P 500 Index                   10,000  10,994  12,630  13,125  16,586  20,577  27,192  33,177  41,707  44,247  33,229
        Lehman Gov./Credit Index        10,000  11,051  12,560  11,978  13,913  14,663  15,955  17,593  17,477  18,720  21,588
        Lipper Balanced Index           10,000  10,896  12,649  12,572  14,783  16,927  20,355  22,545  25,379  27,386  24,990
        S&P 500/Barra Value Index       10,000  10,829  13,446  13,740  16,902  21,062  27,317  30,524  36,327  39,844  32,504
        Balanced Composite Index        10,000  10,933  13,107  13,036  15,664  18,296  22,165  24,805  27,524  29,984  28,233


                                      Annualized Total Returns
                                    ----------------------------
                                                                        Value of
                                      Periods Ended 10/31/01            $10,000
                                     ----------------------            10/31/91-
                                          1 Year    5 Year   10 Years  10/31/01
                                          ------    ------   --------  --------
    PlanAhead Class(1,2).............      3.84%    7.28%      9.77%   $ 25,402
    Lipper Balanced Index............     (8.75)%   8.10%      9.59%   $ 24,990
    S&P 500 Index....................    (24.90)%  10.04%     12.76%   $ 33,229
    S&P 500/Barra Value Index........    (18.42)%   9.07%     12.51%   $ 32,504
    Lehman Gov./Credit Index.........     15.32%    8.04%      8.00%   $ 21,588
    Balanced Composite Index*........     (5.84)%   9.06%     10.94%   $ 28,234
1    Past performance is not indicative of future performance.

2 Fund performance represents the total returns achieved by the Institutional Class from 10/31/91 up to 8/1/94, the inception date of the PlanAhead Class, and the returns of the PlanAhead Class since its inception. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in existence since 10/31/91.

*    60% S&P 500 Barra Value, 40% Lehman Gov't. Credit Index


      We are very pleased with the Fund's relative performance in spite of difficult market conditions during the fiscal year. The Fund significantly outperformed most markets, including the 60/40 Barra Value/LB Gov/Credit Index benchmark return of - 5.8% and the Lipper Balanced Index return of -8.8%.

      During the early months of the fiscal year, technology and growth stocks continued their rapid retreat from the unsustainable, inflated valuations of the early part of 2000. Despite nine interest rate cuts in the ensuing months, the seemingly endless stream of corporate profit warnings captured the markets' focus. In the second calendar quarter, investors generally chose to look beyond the possibility of recession and bid stocks solidly higher in April and May. The declines of July and August in U.S. financial markets were exacerbated by the tragic events that occurred on September 11th. The equity markets ended the fiscal year with a rally, although the final month's improvements did little to negate the substantial losses that had accumulated during the period.

      The Fund added value relative to the S&P 500/ Barra Value Index in all ten sectors during a period where seven out of ten sectors within the Index posted negative returns. The holdings with the most positive impact on the Fund's performance included CIT Group (up 126.2%), Phillip Morris (up 33.8%) and Occidental Petroleum (up 32.4%).

      The Fund's strong stock selection and underweighting within the information technology sector contributed almost 5% in outperformance relative to the Barra Value Index. In this sector, the Fund steered clear of Nortel Networks (down 81.8%), JDS Uniphase (down 80.8%) and Texas Instruments (down 40.8%). Positive stock choices within this sector included Ikon Office Solutions (up 207.4%) and Electronics for Imaging (90.3%).

      As most equities felt negative pressure from the slowing economy, the fixed income segment of the Fund served as a defensive investment, returning 15.5% for the fiscal year, slightly ahead of the Lehman Brothers Gov/Credit Index return of 15.3%. The Fund outperformed in each of the 11 sectors of the Index, with agencies and Treasuries adding almost 1.0% in relative performance.

      Market volatility is likely to continue. Concerns over slowing earnings growth and high valuations of some stocks will continue to pressure the market. The Fund's investment advisors remain focused on long-term value, seeking to take advantage of favorable opportunities within the current environment.

        Top Ten Equity Holdings as of October 31, 2001                       Equity Sector vs. S&P 500/Barra Value Index
                                                                                                         S&P 500/
                                             % of Equities                                    Fund    Barra Value Index
                                             -------------                                    ----    -----------------
Philip Morris Companies, Incorporated           3.2%
Bank of America Corporation                     2.4%                 Financials              24.7%       30.7%
Allstate Corporation                            2.2%                 Consumer Discretionary  12.7%       14.0%
Verizon Communications, Incorporated            2.0%                 Industrials             11.7%        8.0%
CitiGroup, Incorporated                         2.0%                 Utilities                9.4%        7.3%
Occidental Petroleum Corporation                1.9%                 Energy                   9.2%       14.3%
J P Morgan Chase & Company                      1.8%                 Materials                8.6%        5.4%
Entergy Corporation                             1.7%                 Consumer Staples         6.3%        1.8%
International Business Machines Corporation     1.6%                 Information Technology   6.1%        7.8%
American Electric Power Company, Incorporated   1.5%                 Telecommunication        6.0%        8.7%
                                               -----                 Services
        Total                                  20.3%                 Health Care              5.3%        2.0%

Top Ten Equity Holdings as % of
        Total Net Assets                      11.23%



        Portfolio Statistics as of October 31, 2001                Bond Sector vs. LB Gov/Cred Index

                                 S&P 500/                                       LB Gov/
      Equity:                Fund     Barra Value                         Fund Credit Index
      -------                ----   -----------                           -----------------
Price/Earnings Ratio        17.3       22.2                           Corporates    50.9%   43.8%
Price/Book Ratio             2.6        2.6                           Mortgage      22.3%    0.0%
Wtd. Avg. Mkt. Cap($)    37.8 Billion   70.0 Billion                  Backed
                                                                      U.S. Treasury 13.6%   38.4%
                                                                      Agency        10.6%   17.8%
                                                                      Asset Backed   2.6%    0.0%

                      Lehman
 Fixed Income:  Fund Gov./Cred.
 -------------  ---------------
Avg. Credit     Aa2    Aa1
Quality
Wtd. Avg.      5.2   5.6
Duration       yrs.   yrs.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE LARGE CAP VALUE FUND(SM)

      The PlanAhead Class of the Large Cap Value Fund returned -2.5% for the twelve months ended October 31, 2001.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                FOR THE PERIOD FROM 10/31/91 THROUGH 10/31/01

The table below contains the following plot points:

                           Lipper
           PlanAhead      Multi-Cap      S&P 500       Barra Value
            Class        Value Index     Index          Index
            -----        -----------     -----          -----
Oct-91     10,000.00      10,000.00     10,000.00      10,000.00
Oct-92     11,000.00      11,014.00     10,994.00      10,829.00
Oct-93     13,363.90      13,200.00     12,629.00      13,446.00
Oct-94     13,792.88      13,700.00     13,125.00      13,739.00
Oct-95     16,570.77      16,454.00     16,586.00      16,902.00
Oct-96     20,378.73      19,835.00     20,576.00      21,062.00
Oct-97     26,011.41      25,641.00     27,192.00      27,317.00
Oct-98     27,556.49      26,875.00     33,177.00      30,524.00
Oct-99     27,945.04      29,532.00     41,706.00      36,327.00
Oct-00     29,219.33      32,444.00     44,246.00      39,843.00
Oct-01     28,497.61      30,391.00     33,229.00      32,504.00

                                              ANNUALIZED TOTAL RETURNS
                                         ----------------------------------      VALUE OF
                                               PERIODS ENDED 10/31/01             $10,000
                                         ----------------------------------      10/31/91-
                                         1 Year       5 Years      10 Years      10/31/01
                                         ------       -------      --------      --------
   PlanAhead Class(1,2)..........         (2.47)%       6.94%        11.04%      $ 28,498
   Lipper Multi-Cap Value Index..         (6.33)%       8.91%        11.76%      $ 30,391
   S&P 500 Index.................        (24.90)%      10.04%        12.76%      $ 33,229
   S&P 500/Barra Value Index.....        (18.42)%       9.07%        12.51%      $ 32,504

1     PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

2 FUND PERFORMANCE REPRESENTS THE TOTAL RETURNS ACHIEVED BY THE INSTITUTIONAL CLASS FROM 10/31/91 UP TO 8/1/94, THE INCEPTION DATE OF THE PLANAHEAD CLASS, AND THE RETURNS OF THE PLANAHEAD CLASS SINCE ITS INCEPTION. EXPENSES OF THE PLANAHEAD CLASS ARE HIGHER THAN THOSE OF THE INSTITUTIONAL CLASS. THEREFORE, TOTAL RETURNS SHOWN MAY BE HIGHER THAN THEY WOULD HAVE BEEN HAD THE PLANAHEAD CLASS BEEN IN EXISTENCE SINCE 10/31/91.


      The Fund performed relatively well, in spite of the difficulties of a slowing world economy and terrorist attacks that occurred during the latter part of the fiscal year. The Fund was significantly impacted following the attacks in September, giving back all of its gains from previous months in the period.
However, the Fund significantly outperformed the S&P 500/Barra Value Index return of -18.4% and the Lipper Multi Cap Value Index return of -6.3% for the twelve-month period.

      The Fund's outperformance of its benchmark and peer fund index was driven by both strong stock selection and good sector allocation. Within the S&P 500/Barra Value Index, information technology suffered the most, with a 59.0% overall decline for the twelve-month period. The Fund's underweighted position and positive stock selection in this sector combined to produce nearly 4.6% in relative outperformance versus the S&P 500/Barra Value Index. Some key stocks the Fund avoided because of our valuation disciplines were Nortel Networks (down 81.8%) and JDS Uniphase (down 80.8%). Active stock choices within this sector included Ikon Office Solutions (up 207.4%) and Electronics for Imaging (up 90.3%). The industrials sector was the Fund's second largest weighting at 14.0%.

This sector had a positive impact on the Fund's relative performance both through overweighting and stock selection. Within this sector, ITT (up 49.9%), CSX Corp. (up 37.4%), and Waste Management (up 22.5%) contributed significantly to the Fund's relative returns.

      Overall, the shift towards value that occurred during the fiscal year benefited the Fund, yet the continued market volatility left investors feeling a bit more cautious. In the wake of the September 11th attacks, the Fund was presented with some unique buying opportunities, and we believe it is well positioned going into the next fiscal year.

Top Ten Holdings as of October 31, 2001           EQUITY SECTOR VS. S&P 500/Barra Value Index
                                                                                                   S&P 500/
                                                                                    Fund     Barra Value Index
Philip Morris Companies,      2.8%
Incorporated                                      Financials                        24.5%             30.7%
Allstate Corporation          2.1%                Industrials                        12.0%             8.0%
Bank of America Corporation   2.0%                Consumer Discretionary             12.0%            14.0%
Verizon Communications,       1.7%                Utilities                           9.4%             7.3%
Incorporated                                      Energy                              8.9%            14.3%
International Business        1.7%                Materials                           8.1%             5.4%
Machines Corporation                              Information Technology              7.0%             7.8%
Occidental Petroleum          1.6%                Consumer Staples                    6.5%             1.8%
Corporation                                       Telecommunication Services          5.9%             8.7%
CitiGroup, Incorporated       1.6%                Health Care                         5.7%             2.0%
J.P. Morgan Chase & Company   1.5%
American Electric Power       1.5%
Company, Incorporated
Conoco, Incorporated          1.4%

PORTFOLIO STATISTICS AS OF OCTOBER 31, 2001

                                   FUND       S&P 500/Barra Value
                                   ----       -------------------
Price/Earnings Ratio               17.6                22.2
Price/Book Ratio                   2.7                 2.6
Wtd. Avg. Mkt. Cap ($)         37.3 Billion        70.0 Billion

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SMALL CAP VALUE FUND(SM)

      We are very pleased to report that despite extreme market volatility over the past twelve months, the PlanAhead Class of the Small Cap Value Fund returned 19.6% for the twelve months ended October 31, 2001.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                FOR THE PERIOD FROM 12/31/98* THROUGH 10/31/01

The table below contains the following plot points:

                     PlanAhead       Lipper Small      Russell 2000
                       Class        Cap Value Index    Value Index
                       -----        ---------------    -----------
       Dec-98        10,000.00        10,000.00         10,000.00
       Oct-99         9,050.00         9,513.00          9,508.00
       Oct-00        10,295.00        11,261.00         11,153.00
       Oct-01        12,311.00        12,151.00         12,129.00


        * INCEPTION OF INSTITUTIONAL CLASS OF FUND

                                  ANNUALIZED TOTAL RETURNS
                                  ------------------------   VALUE OF
                                   PERIODS ENDED 10/31/01     $10,000
                                   ------------------------  12/31/98-
                                   1 YEAR      SINCE INCEP.  10/31/01
                                   ------      ------------  --------
   PlanAhead Class(1,2).......      19.58%        7.61%      $12,311
   Lipper Small Cap Value Index      7.91%        7.12%      $12,151
   Russell 2000 Value Index...       8.75%        7.05%      $12,129



1     PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

2 FUND PERFORMANCE REPRESENTS THE TOTAL RETURNS ACHIEVED BY THE INSTITUTIONAL CLASS FROM 12/31/98 UP TO 3/1/99, THE INCEPTION DATE OF THE PLANAHEAD CLASS, AND THE RETURNS OF THE PLANAHEAD CLASS SINCE ITS INCEPTION. EXPENSES OF THE PLANAHEAD CLASS ARE HIGHER THAN THOSE OF THE INSTITUTIONAL CLASS. THEREFORE, TOTAL RETURNS SHOWN MAY BE HIGHER THAN THEY WOULD HAVE BEEN HAD THE PLANAHEAD CLASS BEEN IN EXISTENCE SINCE 12/31/98.


      Investor concerns during the fiscal year led the U.S. equity markets to favor value investing, especially the attractive valuations within small cap value stocks. In the past, these securities have typically led the equity markets out of both crisis events and economic downturns. The Fund significantly outperformed both the Russell 2000 Value Index return of 8.8% and the Lipper Small Cap Value Index return of 7.9% for the twelve-month period. The Fund added value during the fiscal year in all sectors due to strong stock selection. The consumer discretionary sector had the most impact, contributing 7.3% in relative outperformance compared to the Russell 2000 Value Index. Ownership in Furniture Brands (up 42.3%), Mohawk Industries (up 98.1%), American Coin Merchandising (up 248.0%), and Ross Stores (up 91.3%) were some of the major contributors to the sector's positive impact on the Fund's performance. The Fund also had strong stock selection within the information technology sector, despite this being one of the poorest performing sectors during the period. Within this group, holdings in Activision (up 168.2%) and THQ Inc. (up 136.6%) contributed to the Fund's relative returns. At fiscal year end, the Fund's investment advisers believe the portfolio continues to hold attractively priced stocks with strong earnings expectations. As a result, they believe the Fund is well positioned to take advantage of those opportunities.

                                             EQUITY SECTOR VS. RUSSELL 2000(R) VALUE INDEX(1)

                                                                                    RUSSELL 2000
TOP TEN HOLDINGS AS OF OCTOBER 31, 2001                                     FUND    VALUE INDEX
                                                                            ----    -----------
Topps, Incorporated           1.9%           Consumer Discretionary       26.9%          14.8%
Mandalay Resort Group         1.6%           Financials                   18.2%          33.3%
Heidrick & Struggles          1.5%           Industrials                  17.5%          16.5%
International, Incorporated                  Information Technology       10.9%           9.0%
OGE Energy Corporation        1.4%           Utilities                    10.3%           7.4%
Zale Corporation              1.2%           Health Care                   5.2%           3.8%
John H. Harland Company       1.2%           Energy                        4.7%           1.9%
Teekay Shipping Corporation   1.1%           Materials                     4.5%           7.5%
M/I Schottenstein Homes,      1.1%           Consumer Staples              1.8%           5.1%
Incorporated                                 Telecommunication Services    0.0%           0.7%
Gateway, Incorporated         1.1%
M.D.C. Holdings, Incorporated 1.1%           (1) Russell 2000 Value Index is a service mark of the
                                                 Frank Russell Company.

         PORTFOLIO STATISTICS AS OF OCTOBER 31, 2001

                              FUND     RUSSELL 2000 VALUE
                              ----     ------------------
Price/Earnings Ratio         13.4             22.3
Price/Book Ratio              1.5              1.6
Wtd. Avg. Mkt. Cap ($)    983 Million      748 Million

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 Index Fund

      The past six-month period was a difficult one for some U.S. equity markets, as it was an environment of slowing business activity and lower corporate earnings. The year started with free-fall in the first quarter, but fortunately, reversed direction during the second quarter. The market rotation was not enough to make up for first quarter losses, although the equity markets were finally on the rise in anticipation of an economic recovery later in the year. Central bank easings around the globe, led by the U.S., along with tax cuts and rebates, were expected to turn corporate earnings and investor sentiment around. By the end of the six month period, the Federal Reserve Bank had lowered the Fed Funds rate six times (by 1.25% in the second quarter alone) to levels not seen since April 1994. These rate cuts seemed to slightly boost the economy, producing positive returns for the major domestic indices. Large cap stocks continued to underperform the mid and small cap issues, as indicated by the Russell 2000 Index, which was up 6.9% compared to the S&P 500 Index return of -6.7% for the period.

      The PlanAhead Class of the American AAdvantage S&P 500 Index Fund returned -6.98% for the six months ended June 30, 2001, as compared to its benchmark, the Lipper S&P 500 Index, which returned -6.86%. During the first quarter of 2001, all of the sectors in the S&P 500 experienced negative returns. In contrast, 7 out of 10 sectors were positive during the second quarter. As growth stocks made a comeback, so did the information technology sector.

      The Fund continues to seek its objective of closely replicating, before expenses, the return of its benchmark, the S&P 500 Index.


TOP TEN HOLDINGS AS OF JUNE 30, 2001     SECTOR WEIGHTINGS AS OF JUNE 30, 2001

                                                             Fund
General Electric Co. 4.4%                                    ----
Microsoft Corp.      3.6%                Information         18.4%
Exxon Mobil Corp.    2.7%                Technology
Citigroup, Inc.      2.4%                Financials          17.9%
Pfizer, Inc.         2.3%                Consumer            13.3%
AOL Time Warner,     2.1%                Discretionary
Inc.                                     Health Care         12.9%
Wal-Mart Stores,     2.0%                Industrials         11.4%
Inc.                                     Consumer Staples     7.6%
American Int'l       1.8%                Energy               6.9%
Group, Inc.                              Telecommunication    5.6%
Intel Corp.          1.8%                Services
IBM                  1.8%                Utilities            3.5%
                                         Materials            2.5%

INTERNATIONAL EQUITY MARKET OVERVIEW

      A year ago, the telecommunications, media, and technology (TMT) bubble had burst and stock prices and economic conditions had softened with investors wondering "how big was the bubble?" Investors have realized the extent of the bubble that was formed in the late 90's as markets have fallen 20% or more over the past year. The U.S. and Japan face recessionary economic conditions, European economic growth is projected to be just over 1% at best, while emerging market growth rates are expected to remain depressed.

      The focus has shifted from trying to manage strong growth to trying to spur weakening economies. Twelve months ago the European Central Bank (ECB) had just raised interest rates for a 7th time as inflation had reached a 6-year high, and was nearly 1% above the target level. In Japan, despite deflationary conditions, the Bank of Japan moved interest rates to 0.25% from 0.0%, as it felt strong growth was just around the corner. However, emerging market economic growth had begun to slow in November and December, due to volatile oil prices, higher interest rates and reduced capital expenditures in the developed markets.

      During the first quarter of 2001, it became apparent that the slowdown in growth would be faster and deeper than expected, as slowing conditions in the U.S. impacted growth expectations around the world. Several central banks, including Japan, the UK, and Canada moved to lower rates, while the ECB stayed on the sidelines. The ECB was more concerned about the region's inflation rate, which was above the target level, than slowing growth. Additionally, the consensus was that European growth would be somewhat immune from the world-wide slowdown, because Europe was less dependent on exports, the TMT bubble was not as large, and stock market valuations were more compelling. Although emerging market conditions were softening, the aggressive central bank interest rate cuts brightened the outlook for growth and commodity prices, key drivers for emerging markets.

      Disappointing economic news continued during the second quarter as the global economy experienced its fastest growth rate deceleration since 1985. Every major country experienced slower growth than the previous year as 99% of the global economy was decelerating. The global economy had not slowed in such unison since 1975. The ECB finally joined its central bank peers in cutting rates during the quarter, despite the fact that inflation remained above the target level. Japan elected a new reform minded Prime Minister who stated his main mission was to revitalize the economy by cutting back government debt and cleaning up bad loans held by banks.

      Economic growth muddled along through much of the third quarter until the tragedies of September 11th accelerated the decline. From that day through the end of October, a trickle of interest rate cuts has turned into a flood. Most, if not all, central banks have rapidly eased rates to levels not seen in decades. The world is currently engulfed in a synchronized global recession. Emerging market countries have not been immune to the weakness although some countries (Taiwan and Argentina) are suffering more than others (China and India).

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND(SM)

      The PlanAhead Class of the International Equity Fund returned -16.8% for the twelve months ended October 31, 2001. Despite high profile disappointments and profit warnings within the market, the Fund significantly outperformed the MSCI EAFE Index return of -24.9% and the Lipper International Index return of -24.1%.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                FOR THE PERIOD FROM 10/31/91 THROUGH 10/31/01

The table below contains the following plot points:

                PlanAhead   Lipper          EAFE
                 Class    International     Index

       Oct-91   10,000.00   10,000.00    10,000.00
       Oct-92    8,793.00    9,494.00     8,698.00
       Oct-93   12,007.72   12,727.00    11,992.00
       Oct-94   13,400.62   14,192.00    13,237.00
       Oct-95   14,388.24   14,125.00    13,229.00
       Oct-96   16,827.05   15,908.00    14,654.00
       Oct-97   19,975.39   18,035.00    15,374.00
       Oct-98   20,762.42   18,872.00    16,900.00
       Oct-99   24,848.46   23,220.00    20,852.00
       Oct-00   25,365.31   24,021.00    20,247.00
       Oct-01   21,106.48   18,232.00    15,199.00


                                      ANNUALIZED TOTAL RETURNS
                                      ------------------------  VALUE OF
                                      PERIODS ENDED 10/31/01    $10,000
                                      ----------------------   10/31/91-
                                       1 YR.    5 YR.  10 YR.  10/31/01
                                       -----    -----  ------  --------
                      PlanAhead       (16.79)%  4.64%  7.76%    $21,106
                      Class(1,2)...
                      Lipper Int'l.   (24.10)%  2.77%  6.19%    $18,233
                      Index........
                      EAFE Index...   (24.93)%  0.57%  4.05%    $15,200

1     PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

2 FUND PERFORMANCE REPRESENTS THE TOTAL RETURNS ACHIEVED BY THE INSTITUTIONAL CLASS FROM 10/31/91 UP TO 8/1/94, THE INCEPTION DATE OF THE PLANAHEAD CLASS, AND THE RETURNS OF THE PLANAHEAD CLASS SINCE ITS INCEPTION. EXPENSES OF THE PLANAHEAD CLASS ARE HIGHER THAN THOSE OF THE INSTITUTIONAL CLASS. THEREFORE, TOTAL RETURNS SHOWN MAY BE HIGHER THAN THEY WOULD HAVE BEEN HAD THE PLANAHEAD CLASS BEEN IN PLACE SINCE 10/31/91.


      The market weakness of 2000 persisted into 2001, as signs of an economic slowdown were evident in much of the developed world, raising the possibility of the first global synchronized downturn since 1973. Aggressive interest rate cuts by central banks throughout the world and increased U.S. government spending seemed to encourage investors that measures were being implemented to reduce the timeline of the economic downturn. The events of September 11th further depressed most economies with initial fears driving investors to seek liquidity and less risk. Fortunately, a rebound late in the period left markets at their pre-attack levels.

      Although no sector produced positive returns, technology (down 54.8%) and telecommunications (down 44.7%) were the most affected as "old economy" companies curtailed capital expenditures. In these sectors, the Fund added value through strong stock selection by underweighting or simply avoiding some large cap, high P/E names. These included Nokia (down 48.6%), Ericsson (down 67.0%), and Alcatel (down 74.9%).

      Of the twenty-one developed countries in the MSCI EAFE Index, all experienced negative returns during the fiscal period. The Fund, however, had good stock selection in most countries, which added to its relative outperformance, particularly in the UK, Germany, and Sweden. In Germany, the Fund held Krones (up 48.4%), but avoided Deutsche Telekom (down 57.6%), Siemens (down 42.2%) and SAP (down 36.8%).

      The Fund has delivered strong relative performance over the long term despite strong swings in market sentiment due to current events. We believe that the Fund is well positioned going into the next fiscal year.

                                                COUNTRY ALLOCATION AS OF OCTOBER 31, 2001*
TOP TEN HOLDINGS AS OF OCTOBER 31, 2001         The table below contains the following plot points:
Total Fina                    2.2%
Philips Electronics NV        2.0%              Euro    UK      Japan   Other Asia    Other   Non-Euro
Aventis SA                    2.0%              40.7    20.4    15.1    11.4           3.5     8.9
BAE Systems, PLC              1.8%
Nintendo Company Limited      1.7%
Akzo Nobel NV                 1.6%
ENI                           1.6%
Telefonica de Espana          1.5%
Ing Groep NV                  1.4%
UPM-Kymmene OY                1.4%

PORTFOLIO STATISTICS AS OF OCTOBER 31, 2001

                    FUND       MSCI EAFE
                   ------     -----------
Price/Earnings      14.0         18.4
Ratio
Price/Book Ratio    2.7           3.0
Wtd. Avg. Mkt.
Cap ($)         24.2 Billion   42.8 Billion



EQUITY SECTOR WEIGHTINGS VS. EAFE INDEX        COUNTRY ALLOCATION AS OF OCTOBER 31, 2001*

                    FUND  EAFE INDEX                                 FUND   EAFE
                    ----  ----------                                 ----   ----
Financials          24.5%    25.1%                 France            10.6%  11.3%
Consumer            13.0%    13.3%                 Netherlands        8.5%   5.5%
Discretionary                                      Germany            6.6%   7.8%
Industrials         11.4%     9.7%                 Spain              4.7%   3.2%
Health Care          8.7%    10.8%                 Italy              3.7%   4.6%
Materials            8.2%     5.1%                 Finland            2.4%   1.9%
Telecommunication    8.0%     8.7%                 Ireland            2.1%   0.7%
Services                                           Portugal           1.7%   0.6%
Energy               7.5%     7.5%                 Austria            0.4%   0.2%
Utilities            7.4%     4.9%                 Greece             0.0%   0.3%
Consumer Staples     6.9%     8.1%                 Belgium            0.0%   1.0%
Information          4.4%     6.8%               Euro                40.7%  37.1%
Technology                                                           -----  -----
                                                 UK                  20.4%  23.4%
                                                                     -----  -----
                                                   Switzerland        5.3%   7.2%
                                                   Sweden             2.3%   2.2%
                                                   Norway             1.3%   0.5%
                                                   Denmark            0.0%   1.0%
                                                 Other Non-Euro       8.9%  10.9%
                                                                     -----  -----
                                                 Japan               15.1%  22.5%
                                                                     -----  -----
                                                   Hong Kong          3.8%   1.9%
                                                   Australia          3.1%   3.3%
                                                   Singapore          2.7%   0.8%
                                                   New Zealand        1.1%   0.1%
                                                   South Korea        0.7%   0.0%
                                                 Other Asia          11.4%   6.1%
                                                                     -----  -----
                                                   Mexico             0.4%   0.0%
                                                   Canada             3.1%   0.0%
                                                 Other                3.5%   0.0%
                                                                     -----  -----
                                                 * Allocations based upon Gross Investments in Portfolio.


U.S. FIXED INCOME MARKET OVERVIEW

      The twelve-month period ended October 31, 2001 was unfortunately marked by the tragic events of September 11th. An already struggling economy was pushed further into recession. Throughout the past year, the Federal Reserve Bank did virtually everything it could to boost economic momentum. The Fed began cutting rates aggressively in January with a surprise, inter-meeting announcement to lower the Fed Funds rate by 0.50% to 6.00%. The following months saw eight more easings bringing the Fed funds rate to 2.50% on October 31st. Short-term interest rates ended the fiscal year at their lowest level in 40 years, yet long-term rates were relatively unchanged. The resulting yield curve was the steepest it has been since the early 1990's.

                                     U.S. TREASURY YIELD CURVE
                                     -------------------------
                                     1 YR. 5 YRS.10 YRS.30 YRS.
                                     --------------------------
                            10/31/00  6.16%  5.81% 5.75%  5.79%
                            10/31/01  3.92%  4.88% 5.34%  5.79%

      Capital spending cutbacks were the primary driver of weak economic growth. The bull market ended abruptly, with a rapid sell off in the equity markets and significant cutbacks in capital spending budgets. As capital spending was slashed, employee headcounts were likewise reduced -- leading to a reduction in consumer spending and confidence. One by one, each sector of the economy began to feel the pressure.

                                  10 YR. 'A' RATED INDUSTRIAL SPREADS
                                  -----------------------------------
                                   2001    2000   1999   1997
                                   ----    ----   ----   ----
                           January 183.00  113.00 110.00 60.00

      Despite such dire economic reports, corporate yield premiums (or spreads) declined dramatically. Declining yield premiums generally imply a positive outlook for corporate profitability, which is difficult to imagine during this period. Regardless, the corporate sector produced the highest total return during the past year. Within the corporate sector, higher-rated corporate bonds outperformed their lower-rated counterparts as one would expect in a period of weak economic growth. The mortgage-backed sector produced the lowest total return due primarily to its shorter duration and prepayment concerns.

                                             TOTAL RETURNS
                                             -------------
                                             PERIODS ENDED
                                               10/31/01
                                           ------------------
                      SECTOR               6 MONTH   12 MONTH
                                           -------   --------
                      US Treasury           9.35%      14.95%
                      US Agency             8.45%      15.46%
                      Mortgage Backed       6.58%      13.08%
                      Corporate             7.93%      15.80%
                      Asset Backed          7.73%      15.16%
                      ------------------ ---------- ----------
                      CREDIT RATING
                      Aaa                   8.35%      16.08%
                      Aa                    8.23%      16.69%
                      A                     7.96%      15.92%
                      Baa                   7.68%      15.10%

                      (SOURCE:  LEHMAN BROTHERS)

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERMEDIATE BOND FUND(SM)

      The PlanAhead Class of the Intermediate Bond Fund returned an impressive 13.9% for the twelve months ended October 31, 2001, slightly outperforming the Lipper Intermediate Investment Grade Debt Fund Index, which returned 14.3% for the same period.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                FOR THE PERIOD FROM 9/15/97* THROUGH 10/31/01

The table below contains the following plot points:

                                             LIPPER
                                           INTERMEDIATE             LEHMAN
                         PLANAHEAD        INVESTMENT GRADE         AGGREGATE
                           CLASS              AVERAGE                INDEX
                           -----              -------                -----
       Sep-97            10,000.00           10,000.00             10,000.00
       Oct-97            10,241.00           10,211.00             10,295.00
       Oct-98            11,183.17           11,045.00             11,254.00
       Oct-99            11,073.58           11,074.00             11,314.00
       Oct-00            11,711.41           11,775.00             12,140.00
       Oct-01            13,340.47           13,462.00             13,907.00

                   * INCEPTION OF INSTITUTIONAL CLASS OF FUND

                                          ANNUALIZED TOTAL RETURNS
                                          ------------------------
                                           PERIODS ENDED 10/31/01       VALUE OF
                                         ----------------------------    $10,000
                                                                SINCE   9/15/97-
                                         1 YEAR     3 YEARS    INCEP.   10/31/01
                                         ------     -------    ------   --------
      PlanAhead Class(1,2,3).........    13,91%      6.05%      7.24%   $ 13,340
      Lipper Intermediate Inv. Gr.       14.33%      6.82%      7.47%   $ 13,462
      Index..........................
      Lehman Aggregate Index.........    14.56%      7.31%      8.24%   $ 13,908

1     PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

2 FUND PERFORMANCE REPRESENTS THE TOTAL RETURNS ACHIEVED BY THE INSTITUTIONAL CLASS FROM 9/15/97 UP TO 3/1/98, THE INCEPTION DATE OF THE PLANAHEAD CLASS, AND THE RETURNS OF THE PLANAHEAD CLASS SINCE ITS INCEPTION. EXPENSES OF THE PLANAHEAD CLASS ARE HIGHER THAN THOSE OF THE INSTITUTIONAL CLASS. THEREFORE, TOTAL RETURNS SHOWN MAY BE HIGHER THAN THEY WOULD HAVE BEEN HAD THE PLANAHEAD CLASS BEEN IN EXISTENCE SINCE 9/15/97.

3 THE FUND'S NAV AND RECENT PERFORMANCE SHOWN INCLUDES THE EFFECTS OF A FAVORABLE ACCOUNTING ADJUSTMENT WHICH OCCURRED DURING THE PROCESSING OF A LARGE SHAREHOLDER REDEMPTION ON JULY 6, 2000. IN THE ABSENCE OF THIS ADJUSTMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LESS THAN DEPICTED.


      For the second year in a row, the fixed income markets have produced solid total returns in the face of big setbacks in the equity markets and bleak economic news. The U.S. is in the midst of its first recession since the early 1990's, and the federal government has been acting very aggressively to stimulate the economy and calm the turmoil caused by September 11th. Fixed income markets typically perform very well in declining interest rate environments. Corporate bonds usually underperform during periods of economic weakness; however, the Fund's corporate bonds held their ground and produced the highest total returns for the fiscal year at 16.7%. Overall, this sector was the largest contributor to the Fund's excess performance through a combination of both stock selection and weighting.

      During the past twelve months, the Fund maintained an overweighted position in corporates, with concentrations primarily in the bank/finance and industrial sectors. The Fund's corporate exposure was reduced during the period in anticipation of further negative reaction to the economic weakness; however, such sentiment was somewhat subdued.

      The Fund maintained a longer average maturity relative to the Lehman Brothers Aggregate Index throughout most of the period as the Federal Reserve aggressively lowered interest rates.

      By the end of the fiscal year, the Fund's average maturity was close to neutral as the Fed's easing campaign appeared to be slowing down. Overall, the Fund's longer maturity was a positive factor in this interest rate environment. While the market has recently experienced another dip in rates, many believe we are near the bottom for rates in this cycle and that rates will return to higher levels as the economic environment improves later in 2002.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2001       BOND SECTOR WEIGHTINGS VS. LB AGGREGATE INDEX
United States Treasury Note,     4.1%                          FUND  LB AGGREGATE INDEX
5.75%, Due 8/15/2010                                           ----  ------------------
United States Treasury Note,     3.9%         Agency            10.4%    10.9%
5.75%, Due 11/15/2005                         Asset Backed       3.1%     1.7%
Federal National Mortgage        3.6%         CMBS               0.0%     2.0%
Association, 6.625%,                          Corporates        26.9%    23.8%
  Due 11/15/2010                              Mortgage Backed   33.8%    34.9%
Federal National Mortgage        3.1%         Treasury          25.8%    23.6%
Association, 6.50%,                           Yankees            0.0%     3.1%
  Due 9/1/2031
United States Treasury Note,     3.0%
6.625%, Due 5/15/2007
United States Treasury Bond,     2.7%
5.375%, Due 2/15/2031
Federal National Mortgage        2.0%
Association, TBA, 7.00%
Federal National Mortgage        2.0%
Association, 6.625%,
  Due 9/15/2009
United States Treasury Bond,     1.8%
7.50%, Due 11/15/2016
United States Treasury Note,     1.8%
5.00%, Due 8/15/2011

PORTFOLIO STATISTICS AS OF OCTOBER 31, 2001

                     FUND   LEHMAN AGGREGATE
                     ----   ----------------
Average Credit       Aa1         Aa1
Quality
Weighted Average   4.5 yrs     4.4 yrs
Duration
Weighted Average     6.6%       6.8%
Coupon

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SHORT-TERM BOND FUND(SM)

         The PlanAhead Class of the Short-Term Bond Fund had a strong year, returning 10.7% for the twelve months ended October 31, 2001 and outperforming the Linked Lipper Investment Grade benchmark return of 9.9% during the same period.

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                  FOR THE PERIOD FROM 10/31/91 THROUGH 10/31/01

The table below contains the following plot points:

                                   Linked           Merrill
                                   Lipper            Lynch         Lehman
                 PlanAhead         Average           1-3 yr        Gov./
                   Class            Index             Index        Credit
                   -----            -----             -----        ------
 Oct-91          10,000.00        10,000.00         10,000.00    10,000.00
 Oct-92          10,794.00        10,749.00         10,831.00    11,051.00
 Oct-93          11,571.17        11,441.00         11,479.00    12,560.00
 Oct-94          11,623.24        11,456.00         11,623.00    11,977.00
 Oct-95          12,533.34        12,447.00         12,669.00    13,913.00
 Oct-96          13,138.70        13,012.00         13,429.00    14,663.00
 Oct-97          13,928.33        13,799.00         14,309.00    15,955.00
 Oct-98          14,833.68        14,617.00         15,395.00    17,593.00
 Oct-99          15,161.50        15,044.00         15,892.00    17,477.00
 Oct-00          16,004.48        15,900.00         16,873.00    18,720.00
 Oct-01          17,715.36        17,477.00         18,779.00    21,588.00


                                      ANNUALIZED TOTAL
                                           RETURNS
                                ----------------------------
                                        PERIODS ENDED         VALUE OF
                                          10/31/01             $10,000
                                ----------------------------  10/31/91-
                                  1 YR.     5 YR.    10 YR.   10/31/01
                                --------  --------  --------  --------
   PlanAhead Class(1,2).....      10.69%     6.16%     5.89%   $17,715
   Linked Lipper Average*...       9.92%     6.08%     5.74%   $17,478
   Merrill Lynch 1-3 Yr. Index    11.30%     6.94%     6.51%   $18,780
   Lehman Gov./Credit Index.      15.32%     8.04%     8.00%   $21,588

1        PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

2 FUND PERFORMANCE REPRESENTS THE TOTAL RETURNS ACHIEVED BY THE INSTITUTIONAL CLASS FROM 10/31/91 UP TO 8/1/94, THE INCEPTION DATE OF THE PLANAHEAD CLASS, AND THE RETURNS OF THE PLANAHEAD CLASS SINCE ITS INCEPTION. EXPENSES OF THE PLANAHEAD CLASS ARE HIGHER THAN THOSE OF THE INSTITUTIONAL CLASS. THEREFORE, TOTAL RETURNS SHOWN MAY BE HIGHER THAN THEY WOULD HAVE BEEN HAD THE PLANAHEAD CLASS BEEN IN PLACE SINCE 10/31/91.

* THE LINKED LIPPER AVERAGE IS CREATED BY LINKING THE LIPPER SHORT-TERM (1-5 YEAR) INVESTMENT GRADE DEBT AVERAGE FROM 10/31/91 THROUGH 12/31/95, THE LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE DEBT AVERAGE FROM 1/1/96 THROUGH 7/31/96 AND THE LIPPER SHORT-TERM (1-3 YEAR) INVESTMENT GRADE DEBT AVERAGE SINCE 8/1/96.

         The short end of the yield curve saw the most action during the past twelve months as the federal government did virtually everything it could to alter the momentum of economic weakness. In January of 2001, the Fed Funds rate was at 6.5%, and by October 31st, it was 2.5%. With short-term interest rates declining so rapidly, total returns for the Fund outpaced stock market returns for the period with fixed income securities outperforming equities. Both maturity and yield played an important role, as longer maturities benefited from declining interest rates, and high yield premiums provided corporate bonds with additional income.

         Throughout most of the period, the Fund maintained a maturity of approximately 3 years, which is 0.5 to 1.0 years longer than its benchmarks. With the Federal Reserve Bank reducing interest rates so drastically, longer maturity positions outperformed.

         Economic activity reported in the upcoming fiscal period will offer the first glimpse of how well the economy is responding to the Federal Reserve's support. We will be monitoring the markets closely to find value in the new, lower interest rate environment.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2001                                           PORTFOLIO STATISTICS AS OF OCTOBER 31, 2001
Federal Home Loan Mortgage Corporation,                                                       FUND      LEHMAN AGGREGATE
   6.50%, Due 11/15/2005                        3.8%           Average Credit Quality          Aa3             Aa2
Chase Manhattan Auto Owner Trust 2000-A A4,                    Weighted Average Duration     1.9 yrs         1.6 yrs
   6.26%, Due 6/15/2007                         3.6%           Weighted Average Coupon        6.6%            5.8%
Fort James Corporation, 8.375%. Due 11/15/2001  3.4%
FNMA, Pool #323980,  6.00%, Due 4/1/2014        3.0%
Discover Card Master Trust 1999-6 A, 6.85%,                                        SECTOR ALLOCATION AS OF OCTOBER 31, 2001
   Due 7/17/2007                                3.0%
American Express Credit Account Master Trust                                             FUND    MERRILL LYNCH 1-3 YR
   2000-1 A, 7.20%, Due 9/17/2007               3.0%                                     ----    --------------------
Federal Home Loan Mortgage Corporation,                        Corporate                  49.7%        22.4%
   5.95%, Due 1/19/2006                         3.0%           Asset Backed               28.4%         0.0%
Occidental Petroleum Corporation, 6.75%, Due                   Mortgage Pass-Through      14.3%         0.0%
   11/15/2002                                   2.9%           Agency                      7.0%        31.2%
Capital Auto Receivables Asset 2001-2 A3,                      CMO                         0.6%         0.0%
   4.60%, Due 9/15/2005                         2.9%           U.S. Treasury               0.0%         0.0%
Citibank Credit Card Master Trust 1999-7 A,
   6.65%, Due 11/15/2006                        2.5%


                                   APPENDIX C

                              FINANCIAL HIGHLIGHTS


         The following financial highlights tables are intended to help you understand the Mileage Funds' and the AAdvantage Funds' financial performance for the periods shown. Certain information reflects financial results for a single Fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors for the Mileage Funds and the AAdvantage Funds, whose report, along with the financial statements for the Funds, are included in their respective Annual Report to Shareholders, dated October 31, 2001 (for the Mileage Funds), October 31, 2001 (for the AAdvantage Funds), and December 31, 2000 (for the S&P 500 Index Funds), which may be obtained without charge by calling 1-800-388-3344.

                                             MILEAGE FUNDS FINANCIAL HIGHLIGHTS

                                                                            BALANCED MILEAGE FUND
                                                                            YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:           2001(AB)     2000(D)       1999         1998         1997
                                                      ------------ ------------  ----------   ----------   -------
Net asset value, beginning of period...............      $ 17.39     $ 17.50       $ 18.08      $ 18.32      $ 16.01
                                                         -------     -------       -------      -------      -------
Income from investment operations:
    Net investment income(C).......................         0.53        0.69          0.64         0.57         0.58
    Net gains (losses) on securities (both
      realized and unrealized)(C)..................         0.05        0.03         (0.60)        0.93         2.44
                                                         -------     -------       -------      -------      -------
Total income from investment operations............         0.58        0.72          0.04         1.50         3.02
                                                         -------     -------       -------      -------      -------
Less distributions:
    Dividends from net investment income...........        (0.73)      (0.64)        (0.62)       (0.58)       (0.49)
    Distributions from net realized gains on
    securities.....................................           --       (0.19)          --         (1.16)       (0.22)
Total distributions................................        (0.73)      (0.83)        (0.62)       (1.74)       (0.71)
                                                         -------     -------       -------      -------      -------
Net asset value, end of period.....................      $ 17.24     $ 17.39       $ 17.50      $ 18.08      $ 18.32
                                                         =======     =======       =======      =======      =======
Total return.......................................         3.49%       4.55%         0.13%        8.74%       19.52%
                                                         =======     =======       =======      =======      =======
Ratios and supplemental data:
    Net assets, end of period (in thousands).......      $ 2,368     $2,410        $3,282       $3,808       $3,437
    Ratios to average net assets (annualized)(C):
         Expenses..................................         1.24%       1.25%         0.99%        0.99%        0.99%
         Net investment income.....................         2.89%       3.68%         3.16%        3.16%        3.45%
    Decrease reflected in above expense ratio due
      to absorption of expenses by the Manager.....         0.80%       0.43%         0.76%        0.75%        0.84%
----------

(A) ON SEPTEMBER 7, 2001, AMR INVESTMENT SERVICES, INC. ASSUMED MANAGEMENT OF THE FIXED INCOME PORTION OF THE BALANCED FUND'S ASSETS PREVIOUSLY MANAGED BY MERRILL LYNCH INVESTMENT MANAGERS, L.P.

(B) ON OCTOBER 9, 2001, HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ASSUMED MANAGEMENT OF THE EQUITY PORTION OF THE BALANCED FUND'S ASSETS PREVIOUSLY MANAGED BY MERRILL LYNCH INVESTMENT MANAGERS, L.P.

(C) THE PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE RESPECTIVE AMR INVESTMENT SERVICES PORTFOLIO.

(D) GSB INVESTMENT MANAGEMENT, INC. WAS REMOVED AS AN INVESTMENT ADVISOR TO THE BALANCED FUND ON MARCH 1, 2000.

                                                                      LARGE CAP VALUE MILEAGE FUND
                                                                           YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:          2001(B)       2000(A)      1999(D)       1998         1997
                                                    ------------  ------------ ------------- -----------  --------
Net asset value, beginning of period.............      $ 19.23       $ 21.52       $ 23.43    $  23.72     $  19.35
                                                       -------       -------       -------    --------     --------
Income from investment operations:
    Net investment income(C).....................         0.25          0.49          0.39        0.45         0.31
    Net gains (losses) on securities (both
      realized and unrealized)(C)................        (0.76)         0.10         (0.02)       0.92         4.87
                                                       -------       -------       -------    --------     --------
Total income from investment operations..........        (0.51)         0.59          0.37        1.37         5.18
                                                       -------       -------       -------    --------     --------
Less distributions:
    Dividends from net investment income.........        (0.45)        (0.43)        (0.39)      (0.39)       (0.34)
    Distributions from net realized gains on                --         (2.45)        (1.89)      (1.27)       (0.47)
                                                       -------       -------       -------    --------     --------
securities.......................................
Total distributions..............................        (0.45)        (2.88)        (2.28)      (1.66)       (0.81)
                                                       -------       -------       -------    --------     --------
Net asset value, end of period...................      $ 18.27       $ 19.23       $ 21.52    $  23.43     $  23.72
                                                       =======       =======       =======    ========     ========
Total return.....................................        (2.76)%        4.15%         1.32%       6.01%       27.60%
                                                       =======       =======       =======    ========     ========
Ratios and supplemental data:
    Net assets, end of period (in thousands).....      $4,708        $5,578        $8,242     $ 10,015     $ 12,513
    Ratios to average net assets
      (annualized)(C):
         Expenses................................         1.25%         1.24%         0.99%       0.98%        0.99%
         Net investment income...................         1.21%         2.17%         1.53%       1.46%        1.78%
    Decrease reflected in above expense ratio due
       to absorption of expenses by the Manager..         0.73%         0.13%         0.30%       0.23%        0.32%
----------

(A) GSB INVESTMENT MANAGEMENT, INC. WAS REMOVED AS AN INVESTMENT ADVISER TO THE LARGE CAP VALUE FUND ON MARCH 1, 2000.

(B) ON OCTOBER 9, 2001, HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ASSUMED MANAGEMENT OF THE LARGE CAP VALUE FUND'S ASSETS PREVIOUSLY MANAGED BY MERRILL LYNCH INVESTMENT MANAGERS, L.P.

(C) THE PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE RESPECTIVE AMR INVESTMENT SERVICES PORTFOLIO.

(D) PRIOR TO MARCH 1, 1999, THE LARGE CAP VALUE FUND WAS KNOWN AS THE GROWTH AND INCOME FUND.

                                                            SMALL CAP VALUE MILEAGE FUND
                                                                                   MARCH 1 TO
                                                       YEAR ENDED OCTOBER 31,      OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:            2001(B)       2000          1999
                                                     ------------- -------------    ---------
Net asset value, beginning of period.............        $ 10.42      $  9.95       $   10.00
                                                         -------      -------       ---------
Income from investment operations:
    Net investment income (loss)(A)..............           0.05        (0.10)           0.22
    Net gains (losses) on securities (both
      realized and unrealized)(A)................           2.12         1.56           (0.27)
                                                         -------      -------       ---------
Total income from investment operations..........           2.17         1.46           (0.05)
                                                         -------      -------       ---------
Less distributions:
    Dividends from net investment income.........          (0.10)       (0.02)          --
    Distributions from net realized gains on
     securities..................................          (0.40)       (0.97)          --
                                                         -------      -------       ------
Total distributions..............................          (0.50)       (0.99)          --
                                                         -------      -------       ------
Net asset value, end of period...................        $ 12.09      $ 10.42       $    9.95
                                                         =======      =======       =========
Total return.....................................          21.91%       16.38%          (0.50)%(C)
                                                         =======      =======       =========
Ratios and supplemental data:
    Net assets, end of period (in thousands).....        $   273      $    74       $   53
    Ratios to average net assets (annualized)(A):
         Expenses................................           1.49%        1.47%           1.51%
         Net investment income...................           0.75%        1.38%           0.45%
    Decrease reflected in above expense ratio due
      to absorption of expenses by the Manager
      (annualized)...............................           4.17%       30.80%           8.87%
----------

(A) THE PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE RESPECTIVE AMR INVESTMENT SERVICES PORTFOLIO.

(B) ON OCTOBER 9, 2001, HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ASSUMED MANAGEMENT OF THE SMALL CAP VALUE FUND'S ASSETS PREVIOUSLY MANAGED BY MERRILL LYNCH INVESTMENT MANAGERS, L.P.

(C)      NOT ANNUALIZED.

                                                                   INTERNATIONAL EQUITY MILEAGE FUND
                                                                         YEAR ENDED OCTOBER 31,
 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:           2001(A)      2000          1999(C)      1998       1997
                                                         ---------  --------        --------    -------    -------
Net asset value, beginning of period.............        $  18.42    $ 20.17        $  17.56    $ 17.67    $ 15.31
                                                         --------    -------        --------    -------    -------
Income from investment operations:
    Net investment income(B).....................            0.14       0.21           0.23        0.25       0.25
    Net gains (losses) on securities (both realized
      and unrealized)(B).........................           (2.76)      0.28           3.06        0.33       2.52
                                                         --------    -------        -------     -------    -------
Total income from investment operations..........           (2.62)      0.49           3.29        0.58       2.77
                                                         --------    -------        -------     -------    -------
Less distributions:
    Dividends from net investment income.........             --       (0.21)          (0.25)     (0.27)     (0.18)
    Distributions from net realized gains on
      securities.................................           (2.85)     (2.03)          (0.43)     (0.42)     (0.23)
                                                         --------    -------        --------    -------    -------
Total distributions..............................           (2.85)     (2.24)          (0.68)     (0.69)     (0.41)
                                                         --------    -------        --------    -------    -------
Net asset value, end of period...................        $  12.95    $ 18.42        $  20.17    $ 17.56    $ 17.67
                                                         ========    =======        ========    =======    =======
Total return.....................................          (16.89)%     1.84%          19.27%      3.49%     18.44%
                                                         ========    =======        ========    =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands).....        $ 3,773     $5,452         $ 6,334     $5,356     $5,219
    Ratios to average net assets (annualized)(B):
         Expenses................................            1.50%      1.41%          1.41%       1.47%      1.47%
         Net investment income...................            0.79%      0.91%          1.23%       1.32%      1.61%
    Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager......            0.87%      0.01%          0.08%       0.18%      0.21%
----------

(A) CAUSEWAY CAPITAL MANAGEMENT, LLC REPLACED MERRILL LYNCH INVESTMENT MANAGERS, L.P. AS INVESTMENT ADVISOR TO THE INTERNATIONAL EQUITY FUND ON AUGUST 31, 2001.

(B) THE PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE RESPECTIVE AMR INVESTMENT SERVICES PORTFOLIO.

(C) MORGAN STANLEY ASSET MANAGEMENT, INC. WAS REPLACED BY LAZARD ASSET MANAGEMENT AND INDEPENDENCE INVESTMENT ASSOCIATES ON MARCH 1, 1999.

                                                                              S&P 500 INDEX MILEAGE FUND
                                                                      SIX MONTHS                                MARCH 2 TO
                                                                     ENDED JUNE 30,   YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                                                            2001         2000(A)       1999        1998
                                                                      -------------  ------------  ----------- -----------
 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                        (UNAUDITED)
Net asset value, beginning of period..............................       $ 12.61         $14.05      $ 11.78     $ 10.00
                                                                         -------         ------      -------     -------
Income from investment operations:
    Net investment income.........................................          0.05           0.10         0.11        0.10
    Net realized and unrealized gain (loss) on investments and
      futures transactions........................................         (0.93)         (1.44)        2.27        1.78
                                                                         --------        -------     -------     -------
Total from investment operations..................................         (0.88)         (1.34)        2.38        1.88
                                                                         --------        -------     -------     -------
Distributions to shareholders
    Net investment income.........................................         (0.02)         (0.10)       (0.11)      (0.10)
                                                                         -------         ------      -------     --------
Total distributions...............................................         (0.02)         (0.10)       (0.11)      (0.10)
                                                                         -------         ------      -------     --------
Net asset value, end of period....................................       $ 11.71         $12.61      $ 14.05     $ 11.78
                                                                         =======         ======      =======     =======
Total investment return...........................................         (6.96)%(C)     (9.60)%      20.31%      18.92%(C)
                                                                         ========        =======     =======     =======
Supplemental data and ratios:
    Net assets, end of period (000s omitted)......................          $4,468       $4,853      $ 4,685     $2,551
    Ratios to average net assets (annualized):
         Net investment income....................................          0.75%          0.71%        0.87%       1.00%
         Expenses, including expenses of the master portfolios,
           after waivers(B).......................................          0.56%          0.55%        0.55%       0.55%
         Expenses, including expenses of the master portfolios,
           before waivers(B)......................................          1.31%          1.25%        1.72%       3.36%
         Decrease reflected in above expense ratio due to
           absorption of expenses by State Street Bank,
           BT Alex Brown, and the Manager.........................          0.75%          0.70%        1.17%       2.81%
----------

(A) ON MARCH 1, 2000, THE FUND INVESTED ALL OF ITS INVESTABLE ASSETS IN THE STATE STREET BANK EQUITY 500 INDEX PORTFOLIO. PRIOR TO MARCH 1, 2000, THE FUND INVESTED ALL OF ITS INVESTABLE ASSETS IN THE BT EQUITY 500 INDEX PORTFOLIO.

(B) INCLUDES EXPENSES OF THE BT EQUITY 500 INDEX PORTFOLIO FOR THE PERIOD JANUARY 1, 2000 TO FEBRUARY 29, 2000 AND THE EXPENSES OF THE STATE STREET BANK EQUITY 500 INDEX PORTFOLIO FOR THE PERIOD MARCH 1, 2000 TO DECEMBER 31, 2000.

(C)      NOT ANNUALIZED.

                                                          INTERMEDIATE BOND MILEAGE FUND
                                                                                      MARCH 2,
                                                       YEAR ENDED OCTOBER 31,       TO OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:       2001       2000        1999        1998
                                                  ---------  ---------   ---------  --------
Net asset value, beginning of period..........     $  9.66     $ 9.72    $  10.40   $   10.00
                                                   -------     ------    --------   ---------
Income from investment operations:
    Net investment income(A)..................        0.51       0.62        0.53        0.38
    Net gains (losses) on securities (both
      realized and unrealized)(A).............        0.75      (0.06)      (0.67)       0.40
                                                   -------     ------    --------   ---------
Total income from investment operations.......        1.26       0.56       (0.14)       0.78
                                                   -------     ------    --------   ---------
Less distributions:
    Dividends from net investment income......       (0.51)     (0.62)      (0.53)      (0.38)
    Distributions from net realized gains on
      securities..............................          --         --       (0.01)        --
                                                   -------     ------    --------   ---------
Total distributions...........................       (0.51)     (0.62)      (0.54)      (0.38)
                                                   -------     ------    --------   ---------
Net asset value, end of period................     $ 10.41     $ 9.66    $   9.72   $   10.40
                                                   =======     ======    ========   =========
Total return..................................       13.38%      5.98%      (1.43)%      7.94%(B)
                                                   =======     ======    ========   =========
Ratios and supplemental data:
    Net assets, end of period (in thousands)..     $   176     $  141    $   501    $     58
    Ratios to average net assets (annualized)(A):
         Expenses.............................        0.89%      0.89%       0.88%       0.87%
         Net investment income................        5.15%      6.36%       5.48%       5.53%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager (annualized)....................        4.66%      2.35%       9.60%     116.08%
----------

(A) THE PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE RESPECTIVE AMR INVESTMENT SERVICES PORTFOLIO.

(B)      NOT ANNUALIZED.

                                                                SHORT-TERM BOND MILEAGE FUND
                                                                   YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:      2001       2000        1999          1998(A)     1997
                                                 ---------   --------   ----------  ---------------------
Net asset value, beginning of period.........    $   9.20    $  9.29      $ 9.60        $  9.60    $  9.65
                                                 --------    -------      ------        -------    -------
Income from investment operations:
    Net investment income(B).................        0.54       0.58        0.55           0.60       0.61
    Net gains (losses) on securities (both
    realized and unrealized)(B)..............        0.40      (0.09)      (0.31)            --      (0.05)
                                                 --------    -------      ------        -------    -------
Total income from investment operations......        0.94       0.49        0.24           0.60       0.56
                                                 --------    -------      ------        -------    -------
Less distributions:
    Dividends from net investment income.....       (0.54)     (0.58)      (0.55)          (0.60)    (0.61)
    Distributions from net realized gains on
      securities.............................          --          --          --             --         --
                                                  -------     -------      ------        -------    -------
Total distributions..........................       (0.54)     (0.58)      (0.55)          (0.60)    (0.61)
                                                 --------    -------      ------        --------   -------
Net asset value, end of period...............    $   9.60    $  9.20      $ 9.29        $  9.60    $  9.60
                                                 ========    =======      ======        =======    =======
Total return.................................       10.50%      5.46%       2.61%          6.45%      5.90%
                                                 ========    =======      ======        =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands).    $ 1,623     $   860      $  866        $ 1,494    $ 1,226
    Ratios to average net assets
(annualized)(B):
         Expenses............................        0.85%      0.85%       0.85%          0.85%      0.85%
         Net investment income...............        5.71%      6.29%       5.78%          6.24%      6.37%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................        1.73%      1.73%       1.52%          1.89%      2.16%
----------

(A) PRIOR TO MARCH 1, 1998, THE AMERICAN AADVANTAGE SHORT-TERM BOND MILEAGE FUND WAS KNOWN AS THE AMERICAN AADVANTAGE LIMITED-TERM INCOME MILEAGE FUND.

(B) THE PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE RESPECTIVE AMR INVESTMENT SERVICES PORTFOLIO.

                      AADVANTAGE FUNDS FINANCIAL HIGHLIGHTS

                                                                  BALANCED FUND - PLANAHEAD CLASS
                                                                        YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:        2001(E F)      2000(B)      1999          1998        1997
                                                 ---------------  ----------  -----------   ----------- ----------
Net asset value, beginning of period.........         $  12.08      $  12.79    $  14.35      $  16.03    $  15.03
                                                      --------      --------    --------      --------    --------
Income from investment operations:
   Net investment income(A D)................             0.51          0.53        0.44          0.47        0.63
   Net gains (losses) on securities (both
   realized and unrealized)(D)...............            (0.06)          --        (0.39)         0.75        2.10
                                                      --------      -------     --------      --------    --------
Total income from investment operations......             0.45          0.53        0.05          1.22        2.73
                                                      --------      --------    --------      --------    --------
Less distributions:
   Dividends from net investment income......            (0.65)        (0.46)      (0.44)        (0.64)      (0.57)
   Distributions from net realized gains on
     securities..............................              --          (0.78)      (1.17)        (2.26)      (1.16)
                                                      -------       --------    --------      --------    --------
Total distributions..........................            (0.65)        (1.24)      (1.61)        (2.90)      (1.73)
                                                      --------      --------    --------      --------    --------
Net asset value, end of period...............         $  11.88      $  12.08    $  12.79      $  14.35    $  16.03
                                                      ========      ========    ========      ========    ========
Total return.................................             3.84%         4.88%       0.22%         8.73%      19.75%
                                                      ========      ========    ========      ========    ========
Ratios and supplemental data:
   Net assets, end of period (in thousands)..         $12,176       $11,643     $ 22,753      $ 40,717    $ 34,354
   Ratios to average net assets (annualized):
       Expenses(D)...........................             0.84%         0.90%       0.90%         0.89%       0.90%
       Net investment income(D)..............             3.29%         4.01%       3.21%         3.23%       3.52%
   Portfolio turnover rate(C)................             122%          121%          90%           87%        105%
----------

(A) CLASS EXPENSES PER SHARE WERE SUBTRACTED FROM NET INVESTMENT INCOME PER SHARE FOR THE FUND BEFORE CLASS EXPENSES TO DETERMINE NET INVESTMENT INCOME PER SHARE.

(B) GSB INVESTMENT MANAGEMENT, INC. WAS REMOVED AS AN INVESTMENT ADVISER TO THE BALANCED FUND ON MARCH 1, 2000.

(C) THE AMERICAN AADVANTAGE BALANCED FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO. PORTFOLIO TURNOVER RATE IS THAT OF THE PORTFOLIO.

(D) THE PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE AMR INVESTMENT SERVICES BALANCED PORTFOLIO.

(E) ON SEPTEMBER 7, 2001, AMR INVESTMENT SERVICES, INC. ASSUMED MANAGEMENT OF THE FIXED INCOME PORTION OF THE BALANCED FUND'S ASSETS PREVIOUSLY MANAGED BY MERRILL LYNCH INVESTMENT MANAGERS, L.P.

(F) ON OCTOBER 9, 2001, HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ASSUMED MANAGEMENT OF THE EQUITY PORTION OF THE BALANCED FUND'S ASSETS PREVIOUSLY MANAGED BY MERRILL LYNCH INVESTMENT MANAGERS, L.P.

                                                               LARGE CAP VALUE FUND - PLAN AHEAD CLASS
                                                                        YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:       2001(B)       2000(F)       1999(E)      1998         1997
                                                  ------------  ------------  -----------  ----------- ----------
Net asset value, beginning of period...........     $  15.40      $  18.41      $  20.67    $  21.38     $  18.33
                                                    --------      --------      --------    --------     --------
Income from investment operations:
   Net investment income(A D)..................         0.26          0.60          0.35        0.35         0.35
   Net gains (losses) on securities (both
     realized and unrealized)(D)...............        (0.62)        (0.13)         0.01        0.86         4.39
                                                    --------      --------      --------    --------     --------
Total income from investment operations........        (0.36)         0.47          0.36        1.21         4.74
                                                    --------      --------      --------    --------     --------
Less distributions:
   Dividends from net investment income........        (0.55)        (0.43)        (0.36)      (0.34)       (0.38)
   Distributions from net realized gains on
     securities................................        (0.49)        (3.05)        (2.26)      (1.58)       (1.31)
                                                    --------      --------      --------    --------     --------
Total distributions............................        (1.04)        (3.48)        (2.62)      (1.92)       (1.69)
                                                    --------      --------      --------    --------     --------
Net asset value, end of period.................     $  14.00      $  15.40      $  18.41    $  20.67     $  21.38
                                                    ========      ========      ========    ========     ========
Total return...................................        (2.47)%        4.56%         1.41%       5.94%       27.64%
                                                    ========      ========      ========    ========     ========
Ratios and supplemental data:
   Net assets, end of period (in thousands)....     $12,280       $ 11,507      $ 20,095    $ 40,907     $ 29,684
   Ratios to average net assets (annualized):
     Expenses(D)...............................         0.89%         0.84%         0.90%       0.86%        0.93%
     Net investment income(D)..................         1.54%         2.51%         1.62%       1.58%        1.85%
   Portfolio turnover rate(C)..................          60%            58%           33%         40%          35%
----------

(A) CLASS EXPENSES PER SHARE WERE SUBTRACTED FROM NET INVESTMENT INCOME PER SHARE FOR THE FUND BEFORE CLASS EXPENSES TO DETERMINE NET INVESTMENT INCOME PER SHARE.

(B) ON OCTOBER 9, 2001, HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ASSUMED MANAGEMENT OF THE LARGE CAP VALUE FUND'S ASSETS PREVIOUSLY MANAGED BY MERRILL LYNCH INVESTMENT MANAGERS, L.P.

(C) THE AMERICAN AADVANTAGE LARGE CAP VALUE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO. PORTFOLIO TURNOVER RATE IS THAT OF THE PORTFOLIO.

(D) THE PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE AMR INVESTMENT SERVICES LARGE CAP VALUE PORTFOLIO.

(E) PRIOR TO MARCH 1, 1999, THE LARGE CAP VALUE FUND WAS KNOWN AS THE GROWTH AND INCOME FUND.

(F) GSB INVESTMENT MANAGEMENT, INC. WAS REMOVED AS AN INVESTMENT ADVISOR TO THE LARGE CAP VALUE FUND ON MARCH 1, 2000.

                                                                                SMALL CAP VALUE FUND - PLANAHEAD CLASS
                                                                                                          MARCH 1 TO
                                                                                 YEAR ENDED OCTOBER 31,   OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                                     2001(C)      2000         1999
                                                                              -------------  ----------- ------------
Net asset value, beginning of period.......................................       $  10.08     $  9.05   $  9.13
                                                                                  --------     -------   -------
Income from investment operations:
   Net investment income(A)................................................          0.15         0.08      0.02
   Net gains (losses) on securities (both realized and unrealized)(A)......          1.76         1.14     (0.10)
                                                                                  -------      -------   -------
Total income from investment operations....................................          1.91         1.22     (0.08)
                                                                                  -------      -------   -------
Less distributions:
   Dividends from net investment income....................................          (0.18)      (0.02)       --
   Distributions from net realized gains on securities.....................          (0.17)      (0.17)       --
                                                                                  --------     -------   -------
Total distributions........................................................          (0.35)      (0.19)       --
                                                                                  --------     -------   -------
Net asset value, end of period.............................................       $  11.64     $ 10.08   $  9.05
                                                                                  ========     =======   =======
Total return...............................................................          19.58%      13.76%    (0.88)%(D)
                                                                                  ========     =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands)................................       $ 1,197      $  440    $    74
   Ratios to average net assets (annualized):
     Expenses(A)...........................................................          1.17%        1.18%     1.28%
     Net investment income(A)..............................................          1.06%        1.71%     0.57%
     Decrease reflected in above expense ratio due to absorption of                    --         0.06%     0.18%
expenses by the Manager....................................................
   Portfolio turnover rate(B)..............................................            93%         63%        31%(D)
----------

(A) THE PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO.

(B) THE AMERICAN AADVANTAGE SMALL CAP VALUE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO. PORTFOLIO TURNOVER RATE IS THAT OF THE PORTFOLIO.

(C) ON OCTOBER 9, 2001, HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ASSUMED MANAGEMENT OF THE SMALL CAP VALUE FUND'S ASSETS PREVIOUSLY MANAGED BY MERRILL LYNCH INVESTMENT MANAGERS, L.P.

(D)      NOT ANNUALIZED.

                                                             INTERNATIONAL EQUITY FUND - PLANAHEAD CLASS
                                                                         YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         2001(E)       2000          1999(B)        1998       1997
                                                  --------------- ----------  ---------------  ---------- ---------
Net asset value, beginning of period.........        $   17.72     $  19.13       $  16.75      $  16.92   $  14.90
                                                     ---------     --------       --------      --------   --------
Income from investment operations:
   Net investment income(AD).................             0.19         0.31           0.30          0.31       0.30
   Net gains (losses) on securities (both
     realized and unrealized)(D).............            (2.92)        0.18           2.89          0.31       2.41
                                                     ---------     --------       --------      --------   --------
Total income from investment operations......            (2.73)        0.49           3.19          0.62       2.71
                                                     ---------     --------       --------      --------   --------
Less distributions:
   Dividends from net investment income......            (0.17)       (0.26)         (0.32)        (0.31)     (0.28)
   Distributions from net realized gains on
     securities..............................            (1.24)       (1.64)         (0.49)        (0.48)     (0.41)
                                                     ---------     --------       --------      --------   --------
Total distributions..........................            (1.41)       (1.90)         (0.81)        (0.79)     (0.69)
                                                     ---------     --------       --------      --------   --------
Net asset value, end of period...............        $   13.58     $  17.72       $  19.13      $  16.75   $  16.92
                                                     =========     ========       ========      ========   ========
Total return.................................           (16.79)%       2.08%         19.68%         3.94%     18.71%
                                                     =========     ========       ========      ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands)..        $ 113,948     $85,680        $60,602       $46,242    $20,075
   Ratios to average net assets (annualized):
      Expenses(D)............................             1.10%        1.01%          0.93%         1.08%      1.14%
      Net investment income(D)...............             1.22%        1.43%          1.71%         1.72%      1.95%
   Portfolio turnover rate(C)................               36%         45%            63%           24%        15%
----------

(A) CLASS EXPENSES PER SHARE WERE SUBTRACTED FROM NET INVESTMENT INCOME PER SHARE FOR THE FUND BEFORE CLASS EXPENSES TO DETERMINE NET INVESTMENT INCOME PER SHARE.

(B) MORGAN STANLEY ASSET MANAGEMENT, INC. WAS REPLACED BY LAZARD ASSET MANAGEMENT AND INDEPENDENCE INVESTMENT ASSOCIATES AS INVESTMENT ADVISOR TO THE INTERNATIONAL EQUITY FUND ON MARCH 1, 1999.

(C) THE AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO. PORTFOLIO TURNOVER RATE IS THAT OF THE PORTFOLIO.

(D) THE PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO.

(E) CAUSEWAY CAPITAL MANAGEMENT, LLC REPLACED MERRILL LYNCH INVESTMENT MANAGERS, L.P. AS INVESTMENT ADVISOR TO THE INTERNATIONAL EQUITY FUND ON AUGUST 31, 2001.

                                                                            S&P 500 INDEX FUND - PLANAHEAD CLASS
                                                                       SIX MONTHS                               MARCH 2 TO
                                                                      ENDED JUNE 30,   YEAR ENDED DECEMBER 31,  DECEMBER 31,
                                                                            2001          2000(A)     1999        1998
                                                                      -------------- ------------------------ --------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                         (UNAUDITED)
Net asset value, beginning of period..............................      $ 17.99        $20.12       $16.83      $ 14.27
                                                                        -------        ------       ------      -------
Income from investment operations:
    Net investment income.........................................         0.09          0.13         0.15         0.08
    Net realized and unrealized gain (loss) on investments and
      futures transactions........................................        (1.34)        (2.00)        3.25         2.56
                                                                        --------       -------      ------      -------
Total from investment operations..................................        (1.25)        (1.87)        3.40         2.64
                                                                        --------       -------      ------      -------
Distributions to shareholders
    Net investment income.........................................        (0.03)        (0.26)(C)    (0.11)       (0.08)
                                                                        -------        ------       ------      --------
Total distributions...............................................        (0.03)        (0.26)       (0.11)       (0.08)
                                                                        -------        ------       ------      --------
Net asset value, end of period....................................      $ 16.71        $17.99       $20.12      $ 16.83
                                                                        =======        ======       ======      =======
Total investment return...........................................        (6.98)%(D)    (9.38)%      20.24%       18.58%(D)
                                                                        ========       =======      ======      =======
Supplemental data and ratios:
    Net assets, end of period (000s omitted)......................      $ 6,270        $5,143       $6,173      $1,963
    Ratios to average net assets (annualized):
         Net investment income....................................         0.77%         0.66%        0.91%        1.04%
         Expenses, including expenses of the master portfolios,
           after waivers(B).......................................         0.55%         0.54%        0.55%        0.55%
         Expenses, including expenses of the master portfolios,
           before waivers(B)......................................         0.70%         0.70%        0.72%        0.79%
         Decrease reflected in above expense ratio due to
           absorption of expenses by State Street Bank, BT Alex
           Brown, and the Manager.................................         0.15%         0.16%        0.17%        0.24%
----------

(A) ON MARCH 1, 2000, THE FUND INVESTED ALL OF ITS INVESTABLE ASSETS IN THE STATE STREET BANK EQUITY 500 INDEX PORTFOLIO. PRIOR TO MARCH 1, 2000, THE FUND INVESTED ALL OF ITS INVESTABLE ASSETS IN THE BT EQUITY 500 INDEX PORTFOLIO.

(B) INCLUDES EXPENSES OF THE BT EQUITY 500 INDEX PORTFOLIO FOR THE PERIOD JANUARY 1, 2000 TO FEBRUARY 29, 2000 AND THE EXPENSES OF THE STATE STREET BANK EQUITY 500 INDEX PORTFOLIO FOR THE PERIOD MARCH 1, 2000 TO DECEMBER 31, 2000.

(C) INCLUDES A TAX RETURN OF CAPITAL DISTRIBUTION WHICH AMOUNTED TO LESS THAN $0.01 PER SHARE.

(D)      NOT ANNUALIZED.

                                                    INTERMEDIATE BOND FUND - PLAN AHEAD CLASS
                                                                                    MARCH 2 TO
                                                        YEAR ENDED OCTOBER 31,      OCTOBER 31,
                                                   -------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:        2001       2000       1999        1998
                                                   ---------  ---------  ---------  --------
Net asset value, beginning of period..........      $  9.57    $  9.63   $  10.55   $  10.25
                                                    -------    -------   --------   --------
Income from investment operations:
    Net investment income(A)..................         0.53       0.59       0.53       0.37
    Net gains (losses) on securities (both
      realized and unrealized)(A).............         0.77      (0.06)     (0.63)      0.30
                                                    -------    -------   --------   --------
Total income from investment operations.......         1.30       0.53      (0.10)      0.67
                                                    -------    -------   --------   --------
Less distributions:
    Dividends from net investment income......        (0.53)     (0.59)     (0.53)     (0.37)
    Distributions from net realized gains on
      securities..............................           --         --      (0.29)       --
                                                    -------    -------   --------   -------
Total distributions...........................        (0.53)     (0.59)     (0.82)     (0.37)
                                                    -------    -------   --------   --------
Net asset value, end of period................      $ 10.34    $  9.57   $   9.63   $  10.55
                                                    =======    =======   ========   ========
Total return..................................        13.91%      5.76%     (0.98)%     6.63%(C)
                                                    =======    =======   ========   ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)..      $   300    $   102   $ 1,545    $    30
    Ratios to average net assets (annualized):
      Expenses(A).............................         0.83%      0.87%      0.85%      0.86%
      Net investment income(A)................         5.04%      6.07%      5.32%      5.21%
      Decrease reflected in above expense ratio
        due to absorption of expenses by the
        Manager(A) ...........................         0.01%      0.02%       --         --
    Portfolio turnover rate(B)................          164%       102%      123%       181%(C)
----------

(A) THE PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE AMR INVESTMENT SERVICES INTERMEDIATE BOND PORTFOLIO.

(B) THE AMERICAN AADVANTAGE INTERMEDIATE BOND FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO. PORTFOLIO TURNOVER RATE IS THAT OF THE PORTFOLIO.

(C)        NOT ANNUALIZED.

                                                             SHORT-TERM BOND FUND - PLANAHEAD CLASS
                                                                      YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:        2001      2000        1999         1998(A)        1997
                                                   --------- ----------  ---------- ---------------  -------
Net asset value, beginning of period..........     $   9.21    $  9.30    $   9.64      $  9.63       $   9.68
                                                   --------    -------    --------      -------       --------
Income from investment operations:
    Net investment income(C)..................         0.55       0.59        0.54         0.60           0.61
    Net gains (losses) on securities (both
realized and unrealized)(C)...................         0.41      (0.09)      (0.33)        0.01          (0.05)
                                                   --------    -------    --------      -------       --------
Total income from investment operations.......         0.96       0.50        0.21         0.61           0.56
                                                   --------    -------    --------      -------       --------
Less distributions:
    Dividends from net investment income......        (0.55)     (0.59)      (0.55)        (0.60)        (0.61)
                                                   --------    -------    --------      --------      --------
Total distributions...........................        (0.55)     (0.59)      (0.55)        (0.60)        (0.61)
                                                   --------    -------    --------      --------      --------
Net asset value, end of period................     $   9.62    $  9.21    $   9.30      $  9.64       $   9.63
                                                   ========    =======    ========      =======       ========
Total return..................................        10.69%      5.56%       2.21%        6.50%          6.01%
                                                   ========    =======    ========      =======       ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)..     $ 1,257     $  489     $ 1,638       $ 3,722       $ 5,096
    Ratios to average net assets (annualized):
      Expenses(C).............................         0.75%      0.84%       0.84%        0.85%          0.85%
      Net investment income(C)................         5.76%      6.29%       5.75%        6.24%          6.36%
      Decrease reflected in above expense ratio
        due to absorption of expenses by the
        Manager...............................           --       0.10%       0.09%        0.08%          0.05%
    Portfolio turnover rate(B)................         104%        89%        115%           74%          282%
----------


(A) PRIOR TO MARCH 1, 1998, THE AMERICAN AADVANTAGE SHORT-TERM BOND FUND WAS KNOWN AS THE AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND.

(B) THE AMERICAN AADVANTAGE SHORT-TERM BOND FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO. PORTFOLIO TURNOVER RATE IS THAT OF THE PORTFOLIO.

(C) THE PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE AMR INVESTMENT SERVICES SHORT-TERM BOND PORTFOLIO.

                                                  APPENDIX D

                       SHAREHOLDERS WHO BENEFICIALLY OWN 5% OR MORE OF THE MILEAGE FUNDS

                                                                 PERCENTAGE AND NUMBER OF SHARES
NAME AND ADDRESS                                            BENEFICIALLY OWNED AS OF DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------
BALANCED MILEAGE FUND
Walter M. and M. Susan Jay
  309 W. Maple                                                  6.4%                      8,362.733
  Hinsdale, IL 60521
----------------------------------------------------- -------------------------- ----------------------------
Alton W. Becker, Jr. and Doris A. Becker
  3421 Viscount Dr.                                             5.9%                      7,667.302
  Arlington, TX 76016
----------------------------------------------------- -------------------------- ----------------------------
Anthony and Marissa Barrasso
  160 Floral Park St.                                           5.2%                      6,698.953
  Islip Terrace, NY 11752
----------------------------------------------------- -------------------------- ----------------------------
Maurice T. Downing
  11 Beacon St.                                                 5.0%                      6,533.185
  Dumont, NJ 07628
-------------------------------------------------------------------------------------------------------------

LARGE CAP VALUE MILEAGE FUND
Edward Kaston
  3020 Country Square Dr., Apt. 1179                            8.4%                     21,163.648
  Carrollton, TX 75006
-------------------------------------------------------------------------------------------------------------

SMALL CAP VALUE MILEAGE FUND
Martin L. and Olga Katz
  3001 Isla Verde Ave., Apt. 2205                               18.5%                     5,462.322
  Carolina, PR 00979
----------------------------------------------------- -------------------------- ----------------------------
Burlin and Harriet Fayne
  1627 Auburn Dr.                                               14.4%                     4,242.574
  Colorado Springs, CO 80909
----------------------------------------------------- -------------------------- ----------------------------
Ken-Ichi Toyama
  67-263 Mamua Pl.                                              10.5%                     3,094.562
  Waialua, HI 96791
----------------------------------------------------- -------------------------- ----------------------------
Peter Jeming
  5221 SW Jacobsen Rd.                                          9.6%                      2,834.835
  Seattle, WA 98116
----------------------------------------------------- -------------------------- ----------------------------
E. Barbara and Howard Schoenherr
  514 Francis Rd.                                               6.8%                      1,992.543
  Sanford, MI 48657
----------------------------------------------------- -------------------------- ----------------------------
Tuttobene Family Trust
  3908 El Canto Drive                                           6.1%                      1,786.879
  Spring Valley, CA 91977
----------------------------------------------------- -------------------------- ----------------------------
S. Lani and J. Otto Grunow
  1125 Williamsburg Ln.                                         5.5%                      1,624.203
  Keller, TX 76248
----------------------------------------------------- -------------------------- ----------------------------





                                                                 PERCENTAGE AND NUMBER OF SHARES
NAME AND ADDRESS                                           BENEFICIALLY OWNED AS OF DECEMBER 31, 2001
----------------                                           ------------------------------------------

INTERNATIONAL EQUITY MILEAGE FUND
---------------------------------
Ronald P. Soltman and Judith M. Cram
  6409 Westbourne Dr.                                           24.9%                     74,272.213
  Brentwood, TN  37027
---------------------------------------------------- ---------------------------- ---------------------------

S&P 500 INDEX MILEAGE FUND
Kimberly Randall Irrevocable Trust
  1140 Parkinson Ave.                                           35.6%                    199,319.114
  Palo Alto, CA  94301
---------------------------------------------------- ---------------------------- ---------------------------
Robert F. Loughridge
  246 Spring Creek Place                                        14.7%                     82,540.452
  Albuquerque, NM  87122
---------------------------------------------------- ---------------------------- ---------------------------
Restated Oso Loco Tract D Trust
  P.O. Box 98                                                   5.0%                      28,200.680
  Santa Fe, NM  87504
-------------------------------------------------------------------------------------------------------------

INTERMEDIATE BOND MILEAGE FUND
---------------------------------------------------- ---------------------------- ---------------------------
Gail A. Leggee Living Trust
  7707 E. Monticello Way                                        18.2%                     2,033.334
  Crystal Lake, IL  60014
---------------------------------------------------- ---------------------------- ---------------------------
S. Lani and J. Otto Grunow
  1125 Williamsburg Ln.                                         17.7%                     1,973.864
  Keller, TX  76248
---------------------------------------------------- ---------------------------- ---------------------------
Esmerelda Pena
  25 Parkway Pl.                                                16.2%                     1,810.005
  Houston, TX  77040
---------------------------------------------------- ---------------------------- ---------------------------
Paul E. and Betty J. Ave
  2949 Country Place Cir.                                       10.4%                     1,161.097
  Carrollton, TX  75006
---------------------------------------------------- ---------------------------- ---------------------------
Leon Sternberg
  2301 S. Ocean Dr. Apt. 2606                                   7.0%                       784.386
  Hollywood, FL  33019
---------------------------------------------------- ---------------------------- ---------------------------
John Cipriano
  105 Carver St.                                                5.2%                       576.858
  Waterbury, CT  06708
---------------------------------------------------- ---------------------------- ---------------------------
Thomas N. and Darcy E. Bainter
  14102 E. County Highway 10                                    5.2%                       573.950
  Havana, IL  62644
---------------------------------------------------- ---------------------------- ---------------------------
Robert E. and Elaine J. Hardman
  1666 Windes Dr.                                               5.1%                       573.119
  Orange, CA  92869
---------------------------------------------------- ---------------------------- ---------------------------
Robert W. Harris
  12471 Willoway Ct.                                            5.1%                       567.515
  Plymouth, MI  48170
---------------------------------------------------- ---------------------------- ---------------------------

                                       2


                                                                 PERCENTAGE AND NUMBER OF SHARES
NAME AND ADDRESS                                           BENEFICIALLY OWNED AS OF DECEMBER 31, 2001
----------------                                           ------------------------------------------

SHORT-TERM BOND MILEAGE FUND
---------------------------------------------------- ---------------------------- ---------------------------
Seymour, Elaine, Larry Licht and Alysia Krueger
  P.O. Box 4383                                                 48.1%                     76,354.028
  Scottsdale, AZ  85261
---------------------------------------------------- ---------------------------- ---------------------------
Pad S. and Vicki Krishna
  199 S. Ferrari Way                                            17.1%                     27,089.234
  Anaheim, CA  92807
---------------------------------------------------- ---------------------------- ---------------------------
Christopher and Linda C. Cavallaro
  60 Gerard Ave.                                                14.9%                     23,670.923
  New Hyde Park, NY  11040
---------------------------------------------------- ---------------------------- ---------------------------

                        AMERICAN AADVANTAGE MILEAGE FUNDS
                              Balanced Mileage Fund
                          Large Cap Value Mileage Fund
                          Small Cap Value Mileage Fund
                        International Equity Mileage Fund
                           S&P 500 Index Mileage Fund
                         Intermediate Bond Mileage Fund
                          Short-Term Bond Mileage Fund
                         (collectively, "Mileage Funds")

                            AMERICAN AADVANTAGE FUNDS
                                  Balanced Fund
                              Large Cap Value Fund
                              Small Cap Value Fund
                            International Equity Fund
                               S&P 500 Index Fund
                             Intermediate Bond Fund
                              Short-Term Bond Fund
                       (collectively, "AAdvantage Funds")

                       4333 Amon Carter Boulevard, MD 5645
                             Fort Worth, Texas 76155

                           ___________________________

                       STATEMENT OF ADDITIONAL INFORMATION

                                January 11, 2002

      This Statement of Additional Information ("SAI") relates specifically to the reorganization of the Mileage Funds into a corresponding AAdvantage Fund. Under a proposed Agreement and Plan of Reorganization and Termination ("Plan"), each AAdvantage Fund will acquire all of the assets, and will assume all of the liabilities, of the corresponding Mileage Fund in exchange solely for PlanAhead Class shares of the AAdvantage Funds ("Reorganization"). The exchange of each Mileage Fund's assets for each AAdvantage Fund's shares will be at their respective net asset values ("NAV"). Each Mileage Fund then will distribute those PlanAhead Class shares to its shareholders. As a result, each Mileage Fund shareholder will receive pro rata full and fractional PlanAhead Class shares of the corresponding AAdvantage Fund. The Mileage Funds and the AAdvantage Funds operate as feeder funds in a master-feeder structure.

      This SAI is not a prospectus and should be read only in conjunction with the Combined Proxy Statement and Prospectus dated January 11, 2002 relating to the Reorganization. A copy of the Combined Proxy Statement and Prospectus may be obtained by contacting AMR Investment Services, Inc. at 800-388-3344. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

1. The audited financial statements of the Mileage Funds, except the S&P 500 Index Mileage Fund, and notes thereto for the fiscal year ended October 31, 2001, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of such Mileage Funds, previously filed with the Securities and Exchange Commission ("SEC") on December 27, 2001, EDGAR Accession Number 0000950134-01-509838.

2. The audited financial statements of the S&P 500 Index Mileage Fund and notes thereto for the fiscal year ended December 31, 2000, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of such Mileage Fund, previously filed with the SEC on March 1, 2001, EDGAR Accession Number 0000950134-01-001858.

3. The unaudited financial statements of the S&P 500 Index Mileage Fund and notes thereto for the semi-annual period ended June 30, 2001 previously filed with the SEC on August 29, 2001, EDGAR Accession Number 0000950134-01-505968.

4. The audited financial statements of the AAdvantage Funds, except the S&P 500 Index Fund, and notes thereto for the fiscal year ended October 31, 2001, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of such AAdvantage Funds, previously filed with the SEC on December 27, 2001, EDGAR Accession Number 0000950134-01-509839.

5. The audited financial statements of the AAdvantage S&P 500 Index Fund and notes thereto for the fiscal year ended December 31, 2000, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of such AAdvantage Fund, previously filed with the SEC on March 1, 2001, EDGAR Accession Number 0000950134-01-001864.

6. The unaudited financial statements of the AAdvantage S&P 500 Index Fund and notes thereto for the semi-annual period ended June 30, 2001 previously filed with the SEC on August 29, 2001, EDGAR Accession Number 0000950134-01-505969.

9. The Statement of Additional Information as it relates to the Mileage Funds, dated March 1, 2001, previously filed with the SEC on March 1, 2001, EDGAR Accession Number 0000950134-01-001836.

10. Supplement to the Statement of Additional Information as it relates to the Mileage Funds, dated August 29, 2001, previously filed with the SEC on August 30, 2001, EDGAR Accession Number 0000943824-01-500005.

11. Supplement to the Statement of Additional Information as it relates to the Mileage Funds, dated September 6, 2001, previously filed with the SEC on September 6, 2001, EDGAR Accession Number 0000943824-01-500006.

12. The Statement of Additional Information as it relates to the PlanAhead Class of the AAdvantage Funds, dated March 1, 2001, previously filed with the SEC on February 28, 2001, EDGAR Accession Number 0000950134-01-509149.

13. Supplement to the Statement of Additional Information as it relates to the Institutional Class of the AAdvantage Funds, dated July 18, 2001, previously filed with the SEC on July 18, 2001, EDGAR Accession Number 0000809593-01-500007.

14. Supplement to the Statement of Additional Information as it relates to the AMR, Institutional and PlanAhead Classes of the AAdvantage Funds, dated August 29, 2001, previously filed with the SEC on August 30, 2001, EDGAR Accession Number 0000809593-01-500010.

15. Supplement to the Statement of Additional Information as it relates to the AMR, Institutional and PlanAhead Classes of the AAdvantage Funds, dated September 6, 2001, previously filed with the SEC on September 6, 2001, EDGAR Accession Number 0000809593-01-500011.

16. Supplement to the Statement of Additional Information as it relates to the Institutional Class of the AAdvantage Funds, dated November 30, 2001, previously filed with the SEC on November 30, 2001, EDGAR Accession Number 0000809593-01-500015.

                        AMERICAN AADVANTAGE MILEAGE FUNDS
                        ---------------------------------
                              BALANCED MILEAGE FUND
                          LARGE CAP VALUE MILEAGE FUND
                          SMALL CAP VALUE MILEAGE FUND
                        INTERNATIONAL EQUITY MILEAGE FUND
                           S&P 500 INDEX MILEAGE FUND
                         INTERMEDIATE BOND MILEAGE FUND
                          SHORT-TERM BOND MILEAGE FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                FEBRUARY 13, 2002

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

The undersigned hereby appoints as proxies Barry Y. Greenberg and Christina E. Sears, each with the power of substitution, and hereby authorizes each of them to represent and to vote, as designated on the reverse, all the shares of the above-referenced funds ("the Mileage Funds") held of record by the undersigned on December 31, 2001, at the meeting of shareholders to be held on February 13, 2002, or any adjournment thereof, with discretionary power to vote upon such other business as may properly come before the meeting. UNLESS INDICATED TO THE CONTRARY, THIS PROXY SHALL BE DEEMED TO GRANT AUTHORITY TO VOTE "FOR" THE PROPOSAL.

The undersigned hereby acknowledges receipt of the Proxy Statement prepared on behalf of the Board of Trustees with respect to the matters designated on the reverse.

VOTE BY MAIL
Please date and sign this proxy and return it in the enclosed postage-paid envelope. Please indicate your vote by placing an "X" in the appropriate box on the reverse side. Signature of all joint owners is required. Fiduciaries, please indicate your full title.

VOTE BY TELEPHONE
Please follow the instructions on the enclosed sheet to vote your proxy by telephone.

VOTE BY INTERNET
Please follow the instructions on the enclosed sheet to vote your proxy through the Internet.

If any other matters properly come before the meeting about which the proxy holders were not aware prior to the time of the solicitation, authorization is given the proxy holders to vote in accordance with the views of management thereon. Management is not aware of any such matters at this time.


     PLEASE MARK VOTES                              1. To  approve  the proposed  Agreement  of Reorganization  and
X    AS IN THIS EXAMPLE                             Termination between the Mileage Trust, on behalf of the Mileage
--------------------------------------------        Funds, and the American AAdvantage Funds.
AMERICAN AADVANTAGE MILEAGE FUNDS
--------------------------------------------        For  _____      Against  _____      Abstain  _____




CONTROL NUMBER:


                                                    PLEASE DO NOT RETURN YOUR PROXY CARD IF YOU ARE
                                                    VOTING BY TELEPHONE OR INTERNET





Please be sure to sign your name(s) exactly
as it appears on this Proxy.   Date _____________


-----------------------    ----------------------   RECORD DATE SHARES:
Shareholder sign here      Co-owner sign here


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